As filed with the Securities and Exchange Commission on February 19, 2004

1933 Act File No. 333-61525
1940 Act File No. 811-08943

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

FORM N-IA

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No:	[ ]
Post-Effective Amendment No: 11	[X]

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No: 12

LEGG MASON LIGHT STREET TRUST, INC.

(Exact Name of Registrant as Specified in Charter)

100 Light Street
Baltimore, Maryland 21202
(Address of Principal Executive Offices)
Registrant’s Telephone Number, including Area Code: (410) 539-0000

Copies to:

GREGORY T. MERZ, ESQ	ARTHUR C. DELIBERT, ESQ.

Legg Mason Wood Walker, Incorporated	Kirkpatrick & Lockhart LLP
100 Light Street	1800 Massachusetts Ave., NW
Baltimore, Maryland 21202	Second Floor
(Name and Address of Agent for Service)	Washington, D.C. 20036-1800

It is proposed that this filing will become effective:

[     ] immediately upon filing pursuant to Rule 485(b)
[  X ] on February 28, 2004, pursuant to Rule 485(b)
[     ] 60 days after filing pursuant to Rule 485(a)(1)
[     ] on , pursuant to Rule 485(a)(1)
[     ] 75 days after filing pursuant to Rule 485(a)(2)
[     ] on , pursuant to Rule 485(a)(2)

If appropriate, check the following box:
[     ]   This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Legg Mason Light Street Trust, Inc.

Contents of Registration Statement

This registration statement consists of the following papers and documents:

Cover Sheet

Contents of Registration Statement

Legg Mason Classic Valuation Fund
Part A – Primary Class Prospectus

Legg Mason Classic Valuation Fund
Part A –Institutional Class Prospectus

Legg Mason Classic Valuation Fund
Part B - Statement of Additional Information
Primary Class and Institutional Class Shares

Part C - Other Information

Signature Page

Exhibits

PRIMARY CLASS PROSPECTUS  February 28, 2004

LEGG MASON CLASSIC VALUATION FUND

As with all mutual funds, the Securities and Exchange Commission has not passed upon the accuracy or adequacy of this Prospectus, nor has it approved or disapproved these securities. It is a criminal offense to state otherwise.

TABLE OF CONTENTS

About the fund:

1	Investment objective and policies
3	Principal risks
4	Performance
6	Fees and expenses of the fund
7	Management

About your investment:

9	How to invest
11	How to sell your shares
13	Account policies
15	Services for investors
17	Distributions and taxes
19	Financial highlights

LEGG MASON CLASSIC VALUATION FUND
INVESTMENT OBJECTIVE AND POLICIES

Investment objective: long-term growth of capital.

Principal investment strategies:

The fund invests primarily in equity securities such as common stock that, in the adviser’s opinion, offer the potential for capital growth. The adviser seeks to identify undervalued or out-of-favor companies that are likely to return to their normal value. The adviser considers normal value to be a stock’s historical average price-to-current-earnings, price-to-book, price-to-cash-flow, or price-to-sales ratios. The adviser considers stocks trading at a discount to these historical averages and at a discount to the market to be undervalued. In order to identify those undervalued securities that the adviser believes can return to their normal values, the adviser combines two investment techniques. It quantitatively screens characteristics to identify stocks that are undervalued, and then it fundamentally analyzes stocks to identify those that it believes have the ability to return to their normal value. From a universe of about 8,000 publicly traded companies, the adviser uses quantitative screens to identify a sub-universe of about 400 to 500 stocks of companies that typically have market capitalizations of greater than $950 million and have low price-to-current-earnings, low price-to-book, low price-to-cash-flow, or low price-to-sales ratios. The adviser continues the initial screening to identify those companies that it believes are priced well below their historic values or the current values of similar companies in the same industry. From that group of approximately 150 stocks, the adviser applies a fundamental analysis in order to select approximately 70 to 90 securities for the portfolio. The adviser’s fundamental analysis focuses on understanding the risks of a company’s business and identifying companies that have the best potential of returning to their normal value or a normal value relative to their industries.

The adviser typically sells a security when, in the adviser’s assessment, it is no longer undervalued compared to its normal market value or when its ability to return to that level of value has deteriorated.

Legg Mason Classic Valuation Fund    1

For temporary defensive purposes, or when cash is temporarily available, the fund may invest without limit in repurchase agreements and money market instruments. If the fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

* * * * *

The fund’s investment objective is non-fundamental and may be changed by the fund’s Board of Directors without shareholder approval.

2   Legg Mason Classic Valuation Fund

PRINCIPAL RISKS

In general:

There is no assurance that the fund will meet its investment objective; investors could lose money by investing in the fund. As with all mutual funds, an investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market risk:

Stock prices generally fluctuate more than those of other securities, such as debt securities. Market risk, the risk that prices of securities will go down because of the interplay of market forces, may affect a single issuer, industry or sector of the economy or may affect the market as a whole. The fund may experience a substantial or complete loss on an individual stock.

Value style risk:

The value approach to investing involves the risk that those stocks may remain undervalued. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, while the market concentrates on “growth” stocks.

Value funds often concentrate much of their investments in certain industries, and thus will be more susceptible to factors adversely affecting issuers within that industry than would a more diversified portfolio of securities.

Investment model:

The proprietary model used by the adviser to evaluate securities or securities markets is based on the adviser’s understanding of the interplay of market factors and does not assure successful investment. The markets, or the prices of individual securities, may be affected by factors not foreseen in developing the model.

Legg Mason Classic Valuation Fund    3

PERFORMANCE

The information below provides an indication of the risks of investing in the fund by showing changes in its performance from year to year and by showing how the fund’s average annual returns for various periods compare with those of a broad measure of market performance. Annual returns assume reinvestment of dividends and other distributions, if any. Historical performance of the fund, whether before or after taxes, does not necessarily indicate what will happen in the future.

Year-by-year total return as of December 31 of each year (before taxes)(%):

During the past four calendar years:

	Quarter Ended	Total Return
Best quarter:	June 30, 2003	24.30%
Worst quarter:	September 30, 2002	(24.37)%
4  Legg Mason Classic Valuation Fund

Average Annual Total Returns

For the periods ended December 31, 2003:

Classic Valuation Fund – Primary Class	1 Year	Life of Fund
Return Before Taxes	36.59%	4.05%(a)
Return After Taxes on Distributions	36.59%	4.03%(a)
Return After Taxes on Distributions and Sale of Fund Shares	23.78%	3.46%(a)
Standard & Poor’s 500 Index (reflects no deduction for fees, expenses or taxes)(c)	28.68%	(3.36)%(b)

(a)	November 8, 1999 (commencement of operations) to December 31, 2003.

(b)	October 31, 1999 to December 31, 2003.

(c)	The Standard & Poor’s 500 Index is an unmanaged index of large capitalization common stocks.

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Legg Mason Classic Valuation Fund  5

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may incur directly or indirectly as an investor in the fund. The fund pays operating expenses directly out of its assets thereby lowering the fund’s share price and dividends. Other expenses include, but are not limited to, transfer agency, custody, professional and registration fees.

Annual Fund Operating Expenses

(expenses that are deducted from fund assets)

	Primary Class Shares
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.45%
Total Annual Fund Operating Expenses	2.20%
Fee Waivers and Expense Reimbursement	(0.25	)%(a)
Net Annual Fund Operating Expenses	1.95%

(a)	The manager has contractually agreed to waive fees and reimburse other expenses so that Primary Class operating expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) do not exceed an annual rate of 1.95% of average daily net assets until February 28, 2005. The fund has agreed to pay the manager for waived fees and reimbursed expenses provided that payment does not cause the Primary Class operating expenses to exceed 1.95% of its average net assets and the payment is made within three years after the year in which the manager earned the fee or incurred the expense.

Example:

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. Although your actual costs and returns may be higher or lower, you would pay the following expenses on a $10,000 investment in the fund, assuming (1) a 5% return each year, (2) the fund’s operating expenses remain the same as shown in the table above, and (3) you redeem all of your shares at the end of the time periods shown.

1 Year	3 Years	5 Years	10 Years
$198	$664	$1,157	$2,514
6  Legg Mason Classic Valuation Fund

MANAGEMENT

Management and adviser:

Legg Mason Fund Adviser, Inc. (“LMFA”), 100 Light Street, Baltimore, Maryland 21202, is the fund’s manager. As manager, LMFA is responsible for the non-investment affairs of the fund, providing office space and administrative staff for the fund and directing all matters related to the operation of the fund. LMFA has been registered as an investment adviser since 1982.

Brandywine Asset Management, LLC (“Brandywine”), 201 North Walnut Street, Wilmington, Delaware 19801, is the investment adviser to the fund. As investment adviser, Brandywine is responsible for the investment management of the fund, including the responsibility for making investment decisions and placing orders to buy, sell or hold a particular security. Brandywine acts as investment adviser to investment companies and private accounts with aggregate assets of approximately $12.7 billion as of December 31, 2003.

For its services during the fiscal year ended October 31, 2003, the fund paid LMFA a fee of 0.52% of its average daily net assets. LMFA pays Brandywine a monthly fee of 60% of the fee it receives from the fund. Fees paid to Brandywine are net of any waivers.

Portfolio management:

The portfolio is managed by a team of analysts and managers at Brandywine led by the team of Scott L. Kuensell and Alexander Cutler. Mr. Kuensell is currently a Managing Director of Brandywine. Prior to joining Brandywine in 1995, Mr. Kuensell was with Wertheim and Company for 15 years serving as a director and manager of the Philadelphia office. He is responsible for portfolio management and research for Brandywine’s domestic clients. Mr. Cutler is currently a Managing Director of Brandywine. Since joining Brandywine in 1994, Mr. Cutler has shared responsibility for portfolio management and research for all of Brandywine’s equity products.

Legg Mason Classic Valuation Fund  7

Distributor of the fund’s shares:

Legg Mason Wood Walker, Incorporated (“Legg Mason”), 100 Light Street, Baltimore, Maryland 21202, distributes the fund’s shares. The fund has adopted a plan under Rule 12b-1 that allows it to pay fees for the sale of its Primary Class shares and for services provided to Primary Class shareholders. Under the plan, the fund may pay Legg Mason an annual distribution fee equal to 0.75% of the fund’s average daily net assets and an annual service fee equal to 0.25% of its average daily net assets attributable to Primary Class shares. The fees are calculated daily and paid monthly.

Because these fees are paid out of the fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Legg Mason may enter into agreements with other brokers to sell Primary Class shares of the fund. Legg Mason pays these brokers up to 90% of the distribution and service fee that it receives from the fund for those sales.

LMFA, Brandywine and Legg Mason are wholly owned subsidiaries of Legg Mason, Inc., a financial services holding company.

8  Legg Mason Classic Valuation Fund

HOW TO INVEST

To open a regular, retirement or Coverdell Education Savings Account, contact a Legg Mason Financial Advisor, Legg Mason Funds Investor Services (“FIS”), or another entity that has entered into an agreement with the fund’s distributor to sell shares of the fund. The minimum initial investment is $1,000 and the minimum for each purchase of additional shares is $100.

Retirement accounts include traditional IRAs, spousal IRAs, Roth IRAs, simplified employee pension plans, savings incentive match plans for employees and other qualified retirement plans. Contact your Legg Mason Financial Advisor, FIS, or other entity offering the fund’s shares to discuss which type of account might be appropriate for you. To view additional information regarding each type of account, visit www.leggmasonfunds.com.

Certain investment methods (for example, through certain retirement plans) may be subject to lower minimum initial and/or additional investment amounts. In certain limited circumstances, the minimum initial and additional purchase amounts may be waived. Arrangements may also be made with some employers and financial institutions for regular automatic monthly investments of $50 or more in shares of the fund. Contact your financial adviser or FIS with any questions regarding your investment options.

Once your account is open, you may use the following methods to purchase additional shares of the fund:

In Person	Give your financial adviser a check for $100 or more payable to Legg Mason Wood Walker, Incorporated.

Mail	Mail your check, payable to Legg Mason Wood Walker, Incorporated, for $100 or more to your financial adviser or to Legg Mason Funds Investor Services at P.O. Box 17023, Baltimore, MD 21297-0356.

Telephone or Wire	Call your financial adviser or FIS at 1-800-822-5544 to transfer available cash balances in your brokerage account or to transfer money from your bank directly. Wire transfers may be subject to a service charge by your bank.

Internet or Tele Fund	FIS clients may purchase shares of the fund through Legg Mason’s Internet site at www.leggmasonfunds.com or through Tele Fund, the automated telephone account management service, at 1-877-6-LMFUNDS (1-877-656-3863).
Legg Mason Classic Valuation Fund  9

Purchasing Additional Shares (Continued)

Automatic Investments	Arrangements may be made with some employers and financial institutions for regular automatic monthly investments of $50 or more in shares of the fund. You may also reinvest dividends from certain unit investment trusts or other Legg Mason funds in shares of the fund.

Future First® Systematic Investment Plan	Contact a Legg Mason Financial Advisor or FIS to enroll in Legg Mason’s Future First® Systematic Investment Plan. This plan allows you to automatically invest a specific dollar amount (minimum of $50 per fund) at regular intervals. The transfer agent will transfer money directly from your checking or savings account, your Legg Mason brokerage account, or from another Legg Mason fund to purchase shares of the fund.

Investments made through entities other than Legg Mason may be subject to transaction fees or other purchase conditions established by those entities. You should consult their program literature for further information.

Purchase orders received by your Legg Mason Financial Advisor, FIS or other authorized entity before the close of regular trading on the New York Stock Exchange (“Exchange”), normally 4:00 p.m., Eastern time, will be processed at the fund’s net asset value as of the close of the Exchange on that day. Orders received after the close of the Exchange will be processed at the fund’s net asset value as of the close of the Exchange on the next day the Exchange is open. Payment must be made within three business days to Legg Mason.

The fund offers two classes of shares: Primary Class and Institutional Class. Each class is subject to different expenses and a different sales charge structure. Institutional Class shares, which are offered only to certain investors through a separate Prospectus, are not subject to a Rule 12b-1 fee.

10  Legg Mason Classic Valuation Fund

HOW TO SELL YOUR SHARES

You may use any of the following methods to sell shares of the fund:

Telephone	Call your Legg Mason Financial Advisor or FIS at 1-800-822-5544 or other entity through which you hold shares to request a redemption. Please have the following information ready when you call: the name of the fund, dollar amount (or number of shares) to be redeemed and your shareholder account number.
Proceeds will be credited to your brokerage account or a check will be sent to you, at your direction, at no charge to you. Wire requests will be subject to a fee of $20. For wire transfers, be sure that your financial adviser has your bank account information on file.

Internet or Tele Fund	FIS clients may request a redemption of fund shares through Legg Mason’s Internet site at www.leggmasonfunds.com or through Tele Fund at 1-877-6-LMFUNDS (1-877-656-3863).

Mail	Send a letter to your financial adviser or to Legg Mason Funds Investor Services at P.O. Box 17023, Baltimore, MD 21297-0356, requesting redemption of your shares. The letter should be signed by all of the owners of the account. Redemption requests for shares valued at $10,000 or more or when the proceeds are to be paid to someone other than the accountholder(s) may require a signature guarantee. You may obtain a signature guarantee from most banks or securities dealers.

Legg Mason will follow reasonable procedures to ensure the validity of any telephone or Internet redemption requests, such as requesting identifying information from users or employing identification numbers. You may be held liable for any fraudulent telephone or Internet order.

Fund shares will be sold at the next net asset value calculated after your redemption request is received by your Legg Mason Financial Advisor, FIS or another authorized entity offering the fund.

Redemption orders will be processed promptly following receipt of an order in proper form. You will normally receive the proceeds within a week.

Payment of redemption proceeds of shares that were recently purchased by check or automatic investment arrangements or acquired through reinvestment of distributions paid by the fund may be delayed for up to ten days from the purchase date in order to allow for the check or automatic investment to clear.

Additional documentation may be required from corporations, executors, partnerships, administrators, trustees or custodians.

Legg Mason Classic Valuation Fund  11

Redemptions made through entities other than Legg Mason may be subject to transaction fees or other conditions established by those entities. You should consult their program literature for further information.

The fund has reserved the right under certain conditions to redeem its shares in-kind by distributing portfolio securities in payment for redemptions. Shareholders who receive a redemption in-kind may incur costs to dispose of the securities they receive.

12  Legg Mason Classic Valuation Fund

ACCOUNT POLICIES

Calculation of net asset value:

Net asset value per Primary Class share is determined daily as of the close of regular trading on the Exchange on every day the Exchange is open. The Exchange is normally closed on all national holidays and Good Friday. To calculate the fund’s Primary Class share price, the fund’s assets attributable to that class of shares are valued and totaled, liabilities attributable to that class of shares are subtracted, and the resulting net assets are divided by the number of shares outstanding for that class. The fund’s securities are valued on the basis of market quotations or, lacking such quotations, at fair value as determined under policies approved by the Board of Directors. The fund may use fair value pricing instead of market quotations to value one or more securities if the fund believes that, because of special circumstances, doing so would more accurately reflect the prices the fund expects to realize on the current sale of those securities.

Where a security is traded on more than one market, which may include foreign markets, the security generally is valued on the market considered by the adviser to be the primary market. The fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates. Fixed-income securities generally are valued using market quotations or independent pricing services that use prices provided by market makers or estimates of market values.

To the extent that the fund has portfolio securities that are primarily listed on foreign exchanges that trade on days when the fund does not price its shares, the net asset value of the fund may change on days when shareholders will not be able to purchase or redeem the fund’s shares.

Other:

Fund shares may not be held in, or transferred to, an account with any firm that does not have an agreement with Legg Mason or one of its affiliates.

If your account falls below $500, the fund may ask you to increase your balance. If after 60 days your account is still below $500, the fund may close your account and send you the proceeds. The fund will not require you to

Legg Mason Classic Valuation Fund  13

redeem accounts that fall below $500 solely as a result of a reduction in the fund’s net asset value.

The fund will not accept cash, money orders, traveler’s checks, or credit card convenience checks. Third-party checks will not be accepted unless they are from another financial institution made for the purpose of transfer or rollover. The fund will accept non-retirement checks from other fund families and investment companies as long as the registration name on your fund account is the same as that listed on the check.

The fund reserves the right to:

•	refuse any client, reject any order for shares, or suspend the offering of shares for a period of time;
•	change its minimum investment amounts; and

•	delay sending out redemption proceeds for up to seven days if, in the judgment of the adviser, the fund could be adversely affected by immediate payment. This generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions. The fund may delay redemptions beyond seven days, or suspend redemptions, only as permitted by the Securities and Exchange Commission (“SEC”).

Federal regulations require all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you sign your account application, you may be asked to provide additional information in order for the fund to verify your identity in accordance with these regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

14 Legg Mason Classic Valuation Fund

SERVICES FOR INVESTORS

For further information regarding any of the services below, please contact your Legg Mason Financial Advisor, FIS or other entity offering the fund for sale.

Confirmations and account statements:

You will receive a confirmation from Legg Mason after each transaction involving Primary Class shares (except a reinvestment of dividends or capital gain distributions, an investment made through the Future First® Systematic Investment Plan, or other automatic investment arrangement, and withdrawals made through the Systematic Withdrawal Plan). Legg Mason or the entity through which you invest will send you account statements monthly unless there has been no activity in the account. If there has been no monthly activity in your account, you will receive a quarterly statement.

Systematic withdrawal plan:

If you are purchasing or already own shares of the fund with a net asset value of $5,000 or more, you may elect to make systematic withdrawals from the fund. The minimum amount for each withdrawal is $50. You should not purchase shares of the fund when you are a participant in the plan.

Exchange privilege:

Primary Class shares of the fund may be exchanged for Primary Class shares of any of the other Legg Mason funds and for Consultant Class shares of series of The Royce Funds (except Royce TrustShares Fund), provided these funds are eligible for sale in your state of residence. You can request an exchange in writing or by telephone. FIS clients may also request an exchange through Tele Fund or the Internet at www.leggmasonfunds.com. Be sure to read the current prospectus for any fund into which you are exchanging.

There is currently no fee for exchanges; however, you may be subject to a sales charge when exchanging into a fund that has one. An exchange of the fund’s shares will be treated as a sale of the shares, and any gain on the transaction will be subject to tax.

Legg Mason Classic Valuation Fund  15

Purchases of fund shares should be made for long-term investment purposes. The fund reserves the right to restrict purchases of shares (including exchanges) when it determines that a pattern of frequent purchases and sales made in response to short-term fluctuations in share price appears evident.

The fund reserves the right to:

•	terminate or limit the exchange privilege of any shareholder who makes more than four exchanges from the fund in a 12-month period; and

•	terminate or modify the exchange privilege after 60 days’ written notice to shareholders.

16  Legg Mason Classic Valuation Fund

DISTRIBUTIONS AND TAXES

The fund declares and pays any dividends from its net investment income annually.

The fund distributes substantially all of its net capital gain (the excess of net long-term capital gain over net short-term capital loss), net short-term capital gain (the excess of net short-term capital gain over net long-term capital loss), and net realized gain from foreign currency transactions, if any, after the end of the taxable year in which the gain is realized. A second distribution of net capital gain may be necessary in some years to avoid imposition of a federal excise tax.

Your dividends and other distributions will be automatically reinvested in additional Primary Class shares of the fund unless you elect to receive dividends and/or other distributions in cash. To change your election, you must notify your Legg Mason Financial Advisor or FIS at least ten days before the next distribution is to be paid. You may also request that your dividends and/or other distributions be invested in Primary Class shares of another eligible Legg Mason fund or Consultant Class shares of series of The Royce Funds (except Royce TrustShares Fund), provided these funds are available for sale in your state.

If the postal or other delivery service is unable to deliver your distribution check, your distribution election will automatically be converted to having all dividends and other distributions reinvested in fund shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Fund dividends and other distributions are taxable to investors (other than retirement plans and other tax-exempt investors) whether received in cash or reinvested in additional shares of the fund. Dividends from investment company taxable income (which includes net investment income, the excess of net short-term capital gain over net long-term capital loss and net gains from certain foreign currency transactions, determined without regard to any deduction for dividends paid) are taxable as ordinary income. Distributions of the fund’s net capital gain are taxable as long-term capital gain, regardless of how long you have held your fund shares. A tax statement will be sent to you after the end of each year detailing the tax status of your distributions.

Legg Mason Classic Valuation Fund  17

The sale or exchange of fund shares may result in a taxable gain or loss, depending on whether the proceeds are more or less than the cost of your shares.

As required by law, the fund will withhold a certain percentage of all dividends, capital gain distributions and redemption proceeds otherwise payable to individuals and certain other non-corporate shareholders who do not provide the fund with a valid taxpayer identification number. The fund is also required to withhold the same percentage of all dividends and capital gain distributions payable to those shareholders who are otherwise subject to backup withholding.

Because each investor’s tax situation is different, please consult your tax adviser about federal, state and local tax considerations.

18 Legg Mason Classic Valuation Fund

FINANCIAL HIGHLIGHTS

LOGO

The financial highlights table is intended to help you understand the fund’s Primary Class financial performance since its inception. Certain information reflects financial results for a single fund share. Total return represents the rate that an investor would have earned (or lost) on an investment in the fund, assuming reinvestment of all dividends and other distributions. This information has been audited by the fund’s independent accountants, PricewaterhouseCoopers LLP, whose report, along with the fund’s financial statements, is incorporated by reference into the Statement of Additional Information (see back cover) and is included in the fund’s annual report. The fund’s annual report is available upon request by calling toll-free 1-800-822-5544.

Years Ended October 31,	2003		2002		2001		2000(a)

Net asset value, beginning of year	$8.42		$11.05		$11.59		$10.00

Investment operations:
Net investment income/(loss)	(.02	)(b)	(.01	)(b)	(.02	)(b)	.01	(b)
Net realized and unrealized gain/(loss) on investments	2.59		(2.62)		(.49)		1.58

Total from investment operations	2.57		(2.63)		(.51)		1.59

Distributions:

From net investment income	—		—		(.01)		—
In excess of net investment income	—		—		(.02)		—

Total distributions	—		—		(.03)		—

Net asset value, end of year	$10.99		$8.42		$11.05		$11.59

Ratios/supplemental data:

Total return	30.52%		(23.80)%		(4.43)%		15.90	%(c)
Expenses to average net assets	1.97	%(b)	2.00	%(b)	2.00	%(b)	2.00	%(b,d)
Net investment income/(loss) to average net assets	(.23	)%(b)	(.11	)%(b)	(.36	)%(b)	.22	%(b,d)
Portfolio turnover rate	64.3%		84.3%		64.9%		73.0	%(d)
Net assets, end of year (in thousands)	$69,732		$56,836		$53,380		$9,569

(a)	For the period November 8, 1999 (commencement of operations) to October 31, 2000.

(b)	Net of fees waived by the adviser pursuant to a contractual expense limitation of 1.95% of average daily net assets until February 29, 2004. Prior to March 1, 2003, the contractual expense limitation was 2.00% of average daily net assets. If no fees had been waived by the adviser, the annualized ratio of expenses to average net assets would have been as follows: for the years ended October 31, 2003, 2.20%; 2002, 2.12%; and 2001, 2.28%; and for the period ended October 31, 2000, 5.98%.

(c)	Not annualized.

(d)	Annualized.
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LEGG MASON CLASSIC VALUATION FUND

The following additional information about the fund is available upon request and without charge:

Statement of Additional Information (SAI) – The SAI is filed with the SEC and is hereby incorporated by reference into (is considered part of) this Prospectus. The SAI provides further information and additional details about the fund and its policies.

Annual and Semi-Annual Reports – Additional information about the fund’s investments is available in the fund’s annual and semi-annual reports to shareholders. In the fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year.

To request the SAI or any reports to shareholders, or to obtain more information:

  ■   call toll-free 1-800-822-5544
  ■   visit us on the Internet via www.leggmasonfunds.com

■ write to us at:	Legg Mason Funds Investor Services 100 Light Street, P.O. Box 17023 Baltimore, Maryland 21297-0356

Information about the fund, including the SAI, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR database on the SEC’s Internet site at http://www.sec.gov. Investors may also obtain this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

LMF-169	SEC File Number 811-8943

Legg Mason
Classic Valuation Fund

INSTITUTIONAL CLASS PROSPECTUS	February 28, 2004

As with all mutual funds, the Securities and Exchange Commission has not passed upon the accuracy or adequacy of this prospectus, nor has it approved or disapproved these securities. It is a criminal offense to state otherwise.

TABLE OF CONTENTS

About the fund:

1	Investment objective and policies

2	Principal risks

3	Performance

4	Fees and expenses of the fund

5	Management

About your investment:

6	How to invest

9	How to sell your shares

11	Account policies

12	Services for investors

13	Distributions and taxes

14	Financial highlights

INVESTMENT OBJECTIVE AND POLICIES

Investment objective: long-term growth of capital.

Principal investment strategies:

The fund invests primarily in equity securities, such as common stock that, in the adviser’s opinion, offer the potential for capital growth. The adviser seeks to identify undervalued or out-of-favor companies that are likely to return to their normal value. The adviser considers normal value to be a stock’s historical average price-to-current-earnings, price-to-book, price-to-cash-flow, or price-to-sales ratios. The adviser considers stocks trading at a discount to these historical averages and at a discount to the market to be undervalued. In order to identify those undervalued securities that the adviser believes can return to their normal values, the adviser combines two investment techniques. It quantitatively screens characteristics to identify stocks that are undervalued, and then it fundamentally analyzes stocks to identify those that it believes have the ability to return to their normal value. From a universe of about 8,000 publicly traded companies, the adviser uses quantitative screens to identify a sub-universe of about 400 to 500 stocks of companies that typically have market capitalizations of greater than $950 million and have low price-to-current-earnings, low price-to-book, low price-to-cash-flow, or low price-to-sales ratios. The adviser continues the initial screening to identify those companies that it believes are priced well below their historic values or the current values of similar companies in the same industry. From that group of approximately 150 stocks, the adviser applies a fundamental analysis in order to select approximately 70 to 90 securities for the portfolio. The adviser’s fundamental analysis focuses on understanding the risks of a company’s business and identifying companies that have the best potential of returning to their normal value or a normal value relative to their industries.

The adviser typically sells a security when, in the adviser’s assessment, it is no longer undervalued compared to its normal market value or when its ability to return to that level of value has deteriorated.

For temporary defensive purposes, or when cash is temporarily available, the fund may invest without limit in repurchase agreements and money market instruments. If the fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

* * * * *

The fund’s investment objective is non-fundamental and may be changed by the fund’s Board of Directors without shareholder approval.

1

PRINCIPAL RISKS

In general:

There is no assurance that the fund will meet its investment objective; investors could lose money by investing in the fund. As with all mutual funds, an investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market risk:

Stock prices generally fluctuate more than those of other securities, such as debt securities. Market risk, the risk that prices of securities will go down because of the interplay of market forces, may affect a single issuer, industry or sector of the economy or may affect the market as a whole. The fund may experience a substantial or complete loss on an individual stock.

Value style risk:

The value approach to investing involves the risk that those stocks may remain undervalued. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, while the market concentrates on “growth” stocks.

Value funds often concentrate much of their investments in certain industries, and thus will be more susceptible to factors adversely affecting issuers within that industry than would a more diversified portfolio of securities.

Investment models:

The proprietary model used by the adviser to evaluate securities or securities markets is based on the adviser’s understanding of the interplay of market factors and does not assure successful investment. The markets, or the prices of individual securities, may be affected by factors not foreseen in developing the model.

2

PERFORMANCE

The information below provides an indication of the risks of investing in the fund by showing changes in its performance from year to year and by showing how the fund’s average annual returns for various periods compare with those of a broad measure of market performance. Annual returns assume reinvestment of dividends and other distributions, if any. Historical performance of the fund, whether before or after taxes, does not necessarily indicate what will happen in the future.

Year-by-year total return as of December 31 of each year (before taxes) (%):

During the past two calendar years:

	Quarter Ended	Total Return
Best Quarter:	June 30, 2003	24.61%

Worst Quarter:	September 30, 2002	(24.14)%

Average Annual Total Returns

For the periods ended December 31, 2003:

Classic Valuation Fund -	1 Year	Life of Fund
Institutional Class

Return Before Taxes	37.99%	(0.50)	%(a)
Return After Taxes on Distributions	37.99%	(0.50)	%(a)
Return After Taxes on Distributions and Sale of Fund Shares	24.69%	(0.42)	%(a)
S&P 500 Index (reflects no deduction for fees, expenses or taxes) (c)	28.68%	(2.17)	%(b)

(a)	July 13, 2001 (commencement of operations) to December 31, 2003.

(b)	June 30, 2001 to December 31, 2003.

(c)	The Standard & Poor’s 500 Index is an unmanaged index of large capitalization common stocks.

During periods of fund losses, the return after taxes on distributions and sale of fund shares may exceed the fund’s other returns because the loss generates a tax benefit that is factored into the result.

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

3

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may incur directly or indirectly as an investor in the fund. The fund pays operating expenses directly out of its assets thereby lowering the fund’s share price and dividends. Other expenses include, but are not limited to, transfer agency, custody, professional and registration fees.

Annual Fund Operating Expenses
(expenses that are deducted from fund assets)

	Institutional Class
	Shares

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.45%
Total Annual Fund Operating Expenses	1.20%
Fee Waivers and Expense Reimbursement	(0.25)	%(a)
Net Annual Fund Operating Expenses	0.95%

(a)	The manager has contractually agreed to waive fees and reimburse other expenses so that Institutional Class operating expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) do not exceed an annual rate of 0.95% of average daily net assets until February 28, 2005. The fund has agreed to pay the manager for waived fees and reimbursed expenses provided that payment does not cause the Institutional Class operating expenses to exceed 0.95% of its average net assets and the payment is made within three years after the year in which the manager earned the fee or incurred the expense.

Example:

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. Although your actual costs and returns may be higher or lower, you would pay the following expenses on a $10,000 investment in the fund, assuming (1) a 5% return each year, (2) the fund’s operating expenses remain the same as shown in the table above, and (3) you redeem all of your shares at the end of the time periods shown.

1 Year	3 Years	5 Years	10 Years

$97	$356	$636	$1,432

4

MANAGEMENT

Management and adviser:

Legg Mason Fund Adviser, Inc. (“LMFA”), 100 Light Street, Baltimore, Maryland 21202, is the fund’s manager. As manager, LMFA is responsible for the non-investment affairs of the fund, providing office space and administrative staff for the fund and directing all matters related to the operation of the fund. LMFA has been registered as an investment adviser since 1982.

Brandywine Asset Management, LLC (“Brandywine”), 201 North Walnut Street, Wilmington, Delaware 19801, is the investment adviser to the fund. As investment adviser, Brandywine is responsible for the investment management of the fund, including the responsibility for making investment decisions and placing orders to buy, sell or hold a particular security. Brandywine acts as investment adviser to investment companies and private accounts with aggregate assets of approximately $12.7 billion as of December 31, 2003.

For its services during the fiscal year ended October 31, 2003, the fund paid LMFA a fee of 0.52% of its average daily net assets. LMFA pays Brandywine a monthly fee of 60% of the fee it receives from the fund. Fees paid to Brandywine are net of any waivers.

Portfolio management:

The portfolio is managed by a team of analysts and managers at Brandywine led by the team of Scott L. Kuensell and Alexander Cutler. Mr. Kuensell is currently a Managing Director of Brandywine. Prior to joining Brandywine in 1995, Mr. Kuensell was with Wertheim and Company for 15 years serving as a director and manager of the Philadelphia office. He is responsible for portfolio management and research for Brandywine’s domestic clients. Mr. Cutler is currently a Managing Director of Brandywine. Since joining Brandywine in 1994, Mr. Cutler has shared responsibility for portfolio management and research for all of Brandywine’s equity products.

Distributor of the fund’s shares:

Legg Mason Wood Walker, Incorporated (“Legg Mason”), 100 Light Street, Baltimore, Maryland 21202, distributes the fund’s shares pursuant to an Underwriting Agreement. The Underwriting Agreement obligates Legg Mason to pay certain expenses in connection with offering fund shares, including compensation to its financial advisers, the printing and distribution of prospectuses, statements of additional information and shareholder reports (after these have been printed and mailed to existing shareholders at the fund’s expense), supplementary sales literature and advertising materials.

Legg Mason and LMFA may pay non-affiliated entities out of their own assets to support the distribution of Institutional Class shares and shareholder servicing.

LMFA, Brandywine and Legg Mason are wholly owned subsidiaries of Legg Mason, Inc., a financial services holding company.

5

HOW TO INVEST

Institutional Class shares are currently offered for sale only to institutional investors who have at least $100 million in investable assets and who invest at least $1 million in the fund. Institutional Class shares are also offered to the Legg Mason Core4College 529 Plan, a college savings vehicle. In addition, Institutional Class shares are offered to institutional clients of Legg Mason Trust, fsb for which the trust company exercises discretionary investment management responsibility and accounts of the customers with such institutional clients (“Customers”).

Customers may purchase shares only in accordance with instructions and limitations pertaining to their account at the institution.

Prior to or concurrent with the initial purchase of Institutional Class shares, each investor must open an account for the fund by completing and signing an application and mailing it to Legg Mason Institutional Funds at the following address: P.O. Box 17635, Baltimore, Maryland 21297-1635.

Eligible investors may purchase Institutional Class shares by contacting Legg Mason Institutional Funds directly at 1-888-425-6432. Institutions may set different minimums for their Customers’ investments in accounts invested in Institutional Class shares.

Purchase orders, together with payment in one of the forms described in the following paragraphs, received by Legg Mason Institutional Funds or Boston Financial Data Services (“BFDS” or the “Transfer Agent”) before the close of regular trading on the New York Stock Exchange (“Exchange”), normally 4:00 p.m., Eastern time, will be processed at the fund’s net asset value as of the close of the Exchange on that day. The fund is open for business every day the Exchange is open. Orders received after the close of the Exchange will be processed at the fund’s net asset value as of the close of the Exchange on the next day the Exchange is open.

Certain institutions that have agreements with Legg Mason or the fund may be authorized to accept purchase and redemption orders on their behalf. Once the authorized institution accepts the order, you will receive the next determined net asset value. Orders received by certain retirement plans and other financial intermediaries before the close of regular trading on the Exchange and communicated to Legg Mason Institutional Funds by 9:00 a.m., Eastern time, on the following business day will be processed at the net asset value determined on the prior business day. It is the institution’s responsibility to transmit your order to the fund in a timely fashion.

Purchases of Institutional Class shares can be made by wiring federal funds to State Street Bank and Trust Company, the fund’s custodian. Before wiring federal funds, the investor must first telephone Legg Mason Institutional Funds at 1-888-425-6432 to receive instructions for wire transfer. On the telephone, the following information will be required: shareholder name; name of the person authorizing the transaction; shareholder account number; name of the fund and class of shares to be purchased; amount being wired; and name of the wiring bank.

Funds should be wired through the Federal Reserve System to:

State Street Bank and Trust Company
[ABA #011-000-028]
[DDA #99046096]
Legg Mason [Insert name of fund]
[Insert account name and number]

The wire should state that the funds are for the purchase of shares of a specific fund and share class and include the account name and number.

6

Shares may also be purchased and paid for by the contribution of eligible portfolio securities, subject in each case to approval by the fund’s adviser. Approval will depend on, among other things, the nature and quality of the securities offered and the current needs of the fund. Securities offered in payment for shares will be valued in the same way and at the same time the fund values its portfolio securities for the purpose of determining net asset value. (See “Calculation of Net Asset Value” below.) Investors who wish to purchase fund shares through the contribution of securities should contact Legg Mason Institutional Funds at 1-888-425-6432 for instructions. Investors should also realize that at the time of contribution they may be required to recognize a gain or loss for tax purposes on securities contributed. The adviser, on behalf of the fund, has full discretion to accept or reject any appropriate securities offered as payment for shares.

Any shares purchased or received as a distribution will be credited directly to the investor’s account.

Additional investments may be made at any time at the relevant net asset value by following the procedures outlined above. Investors should always furnish a shareholder account number when making additional purchases. Purchases will be made in full and fractional shares. In the interest of economy and convenience, certificates for shares will not be issued.

The fund and Legg Mason reserve the right, in their sole discretion: to suspend the offering of shares or to reject any purchase order, in whole or in part, when, in the judgment of management, such suspension or rejection is in the best interests of the fund; and to redeem shares if information provided in the application should prove to be incorrect in any manner judged by the fund to be material (i.e., in a manner such as to render the shareholder ineligible to purchase shares of the fund). In addition, the fund or Legg Mason, in its sole discretion, reserves the right to waive the minimum investable assets requirement or the minimum initial investment for certain investors. The fund may suspend the offering of shares at any time and resume it any time thereafter.

Shares of the fund may not be available for sale in certain states. Prospective investors should inquire as to whether shares of the fund are available for sale in their state of residence.

Purchases of fund shares should be made for long-term investment purposes. The fund reserves the right to restrict purchases of shares (including exchanges) when it determines that a pattern of frequent purchases and sales made in response to short-term fluctuations in share price appears evident.

Shares of the fund may be available for purchase by retirement plans, including 401(k) plans and 403(b) plans. The administrator of a plan or employee benefits office can provide participants or employees with detailed information on how to participate in the plan and how to elect the fund as an investment option. Participants in a retirement or savings plan may be permitted to elect different investment options, alter the amounts contributed to the plan, or change how contributions are allocated among investment options in accordance with the plan’s specific provisions.

For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan. Investors who purchase shares through retirement plans should be aware that the plan administrator may aggregate purchase and redemption orders of participants in the plan. Therefore, there may be a delay between the time the investor places an order with the plan administrator and the time the order is forwarded to the Transfer Agent for execution.

7

Account registration changes:

Changes in registration or account privileges must be made in writing to Legg Mason Institutional Funds. Signature guarantees are required. (See “Signature Guarantee” below.) All correspondence must include the account number and must be sent to:

Legg Mason Institutional Funds
P.O. Box 17635
Baltimore, Maryland 21297-1635

8

HOW TO SELL YOUR SHARES

Shares may be redeemed through three methods: (1) by sending a written request for redemption to Legg Mason Institutional Funds, P.O. Box 17635, Baltimore, Maryland 21297-1635, (2) by calling 1-888-425-6432, or (3) by wire communication with the Transfer Agent. In each case, the investor should first notify Legg Mason Institutional Funds at 1-888-425-6432 of the intention to redeem. No charge is made for redemptions. Legg Mason Institutional Funds will follow reasonable procedures to ensure the validity of any telephone or wire redemption requests, such as requesting identifying information from users or employing identification numbers. You may be held liable for any fraudulent telephone or wire order. Redemptions over $10,000,000 may be initiated by telephone, but must be confirmed in writing prior to processing. Customers may redeem only in accordance with instructions and limitations pertaining to their account at the institution.

Upon receipt of a request for redemption as described below (a request “in good order”) before the close of regular trading on the Exchange on any day the Exchange is open, the Transfer Agent will redeem fund shares at that day’s net asset value per share. Requests for redemption received by the Transfer Agent after the close of regular trading on the Exchange will be executed at the net asset value next determined. However, orders received by certain retirement plans and other financial intermediaries by the close of regular trading on the Exchange and communicated to the Transfer Agent by 9:00 a.m., Eastern time, on the following business day will be effected at the net asset value determined on the prior business day.

Requests for redemption should indicate:

1)	the number of shares or dollar amount to be redeemed and the investor’s shareholder account number;

2)	the investor’s name and the names of any co-owners of the account, using exactly the same name or names used in establishing the account;

3)	proof of authorization to request redemption on behalf of any co-owner of the account (please contact Legg Mason Institutional Funds for further details); and

4)	the name, address, and account number to which the redemption payment should be sent.

Other supporting legal documents, such as copies of any trust instrument or power of attorney, may be required from corporations or other organizations, fiduciaries or persons other than the shareholder of record making the request for redemption. If you have a question concerning the sale or redemption of shares, please contact Legg Mason Institutional Funds by calling 1-888-425-6432.

Payment of redemption proceeds normally will be made by wire one business day after receipt of a redemption request in good order. However, the fund reserves the right to postpone the payment date when the Exchange is closed, when trading is restricted, or during periods as permitted by federal securities laws, or to take up to seven days to make payment upon redemption if, in the judgment of the adviser, the fund could be adversely affected by immediate payment. The fund may delay redemptions beyond seven days or suspend redemptions only as permitted by the Securities and Exchange Commission (“SEC”). Payment of redemption proceeds of shares that were recently purchased by check or acquired through reinvestment of distributions paid on such shares may be delayed for up to ten days from the purchase date in order to allow the check to clear.

The fund has reserved the right under certain conditions to redeem its shares in-kind by distributing portfolio securities in payment for redemptions. Shareholders who receive a redemption in-kind may incur costs to dispose of the securities they receive.

9

Signature guarantee:

When a signature guarantee is called for, the shareholder should have “Signature Guaranteed” stamped under his or her signature and guaranteed by any of the following entities: U.S. banks, foreign banks having a U.S. correspondent bank, credit unions, savings associations, U.S. registered securities dealers and brokers, municipal securities dealers and brokers, government securities dealers and brokers, national securities exchanges, registered securities associations, and clearing agencies (each an “Eligible Guarantor Institution”). The fund and its agents reserve the right to reject any signature guarantee pursuant to written signature guarantee standards or procedures, which may be revised in the future to permit them to reject signature guarantees from Eligible Guarantor Institutions that do not, based on credit guidelines, satisfy such written standards or procedures. The fund may change the signature guarantee requirements from time to time without prior notice to shareholders.

A signature guarantee will be required for the following situations:

•	Remitting redemption proceeds to any person, address or bank account not on record.

•	Making changes to the account registration after the account has been opened.

•	Transferring shares to an account in another Legg Mason Institutional fund with a different account registration.

10

ACCOUNT POLICIES

Calculation of net asset value:

Net asset value per Institutional Class share is determined daily as of the close of regular trading on the Exchange on every day the Exchange is open. The Exchange is normally closed on all national holidays and Good Friday. To calculate the fund’s Institutional Class share price, the fund’s assets attributable to that class of shares are valued and totaled, liabilities attributable to that class of shares are subtracted, and the resulting net assets are divided by the number of shares outstanding for that class. The fund’s securities are valued on the basis of market quotations or, lacking such quotations, at fair value as determined under policies approved by the Board of Directors. The fund may use fair value pricing instead of market quotations to value one or more securities if the fund believes that, because of special circumstances, doing so would more accurately reflect the prices the fund expects to realize on the current sale of those securities.

Where a security is traded on more than one market, which may include foreign markets, the security generally is valued on the market considered by the adviser to be the primary market. The fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates. Fixed-income securities generally are valued using market quotations or independent pricing services that use prices provided by market makers or estimates of market values.

To the extent that the fund has portfolio securities that are primarily listed on foreign exchanges that trade on days when the fund does not price its shares, the net asset value of the fund may change on days when shareholders will not be able to purchase or redeem the fund’s shares.

Other:

Fund shares may not be held in, or transferred to, an account with any firm that does not have an agreement with Legg Mason or one of its affiliates.

Federal regulations require all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you sign your account application, you may be asked to provide additional information in order for the fund to verify your identity in accordance with these regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

11

SERVICES FOR INVESTORS

Confirmations and account statements:

The Transfer Agent will send confirmations of each purchase and redemption transaction. Confirmations sent to institutional clients will include the total number of shares being held in safekeeping by the Transfer Agent. Beneficial ownership of shares held by Customer accounts will be recorded by the institutional client and reflected in its regular account statements.

Exchange privilege:

Institutional Class shares of the fund may be exchanged for shares of Legg Mason Cash Reserve Trust or for Institutional Class shares of any of the other Legg Mason funds provided these funds are eligible for sale in your state of residence, the investor meets the eligibility criteria and the value of exchanged shares is at least $1,000,000. You can request an exchange in writing or by telephone. Be sure to read the current prospectus for any fund into which you are exchanging.

There is currently no fee for exchanges. However, an exchange of the fund’s shares will be treated as a sale of the shares, and any gain on the transaction will be subject to tax.

The fund reserves the right to:

•	terminate or limit the exchange privilege of any shareholder who makes more than four exchanges from the fund in a 12-month period; and

•	terminate or modify the exchange privilege after 60 days’ written notice to shareholders.

Some institutional clients and retirement plan administrators may not offer all of the Institutional Class shares for exchange.

12

DISTRIBUTIONS AND TAXES

The fund declares and pays any dividends from its net investment income annually.

The fund distributes substantially all of its net capital gain (the excess of net long-term capital gain over net short-term capital loss), net short-term capital gain (the excess of net short-term capital gain over net long-term capital loss), and net realized gain from foreign currency transactions, if any, after the end of the taxable year in which the gain is realized. A second distribution of net capital gain may be necessary in some years to avoid imposition of a federal excise tax.

Your dividends and other distributions will be automatically reinvested in additional Institutional Class shares of the fund unless you elect to receive dividends and/or other distributions in cash. To change your election, you must notify Legg Mason Institutional Funds at least ten days before the next distribution is to be paid.

If the postal or other delivery service is unable to deliver your distribution check, your distribution election will automatically be converted to having all dividends and other distributions reinvested in fund shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Fund dividends and other distributions are taxable to investors (other than retirement plans and other tax-exempt investors) whether received in cash or reinvested in additional shares of the fund. Dividends from investment company taxable income (which includes net investment income, the excess of net short-term capital gain over net long-term capital loss and net gains from certain foreign currency transactions, determined without regard to any deduction for dividends paid) are taxable as ordinary income. Distributions of the fund’s net capital gain are taxable as long-term capital gain, regardless of how long you have held your fund shares. A tax statement will be sent to you after the end of each year detailing the tax status of your distributions.

The sale or exchange of fund shares may result in a taxable gain or loss, depending on whether the proceeds are more or less than the cost of your shares.

As required by law, the fund will withhold a certain percentage of all dividends, capital gain distributions and redemption proceeds otherwise payable to individuals and certain other non-corporate shareholders who do not provide the fund with a valid taxpayer identification number. The fund is also required to withhold the same percentage of all dividends and capital gain distributions payable to those shareholders who are otherwise subject to backup withholding.

Because each investor’s tax situation is different, please consult your tax adviser about federal, state and local tax considerations.

13

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s Institutional Class financial performance since its inception. Certain information reflects financial results for a single fund share. Total return represents the rate that an investor would have earned (or lost) on an investment in the fund, assuming reinvestment of all dividends and other distributions. This information has been audited by the fund’s independent accountants, PricewaterhouseCoopers LLP, whose report, along with the fund’s financial statements, is incorporated by reference into the Statement of Additional Information (see back cover) and is included in the fund’s annual report. The fund’s annual report is available upon request by calling toll-free 1-888-425-6432.

	Years Ended October 31,

	2003		2002		2001A

Net asset value, beginning of year	$8.52		$11.09		$12.21

Investment operations:
Net investment income/(loss)	.02	B	.08	B	---	B
Net realized and unrealized gain/(loss) on investments	2.71		(2.65)		(1.12)

Total from investment operations	2.73		(2.57)		(1.12)

Net asset value, end of year	$11.25		$8.52		$11.09

Ratios/supplemental data:
Total return	32.04%		(23.17)%		(9.20	)%C
Expenses to average net assets	.96	%B	1.00	%B	1.00	%B,D
Net investment income/(loss) to average net assets	.56	%B	.94	%B	.11	%B,D
Portfolio turnover rate	64.3%		84.3%		64.9	%D
Net assets, end of year (in thousands)	$1,538		$133		$113

A	For the period July 13, 2001 (commencement of operations) to October 31, 2001.

B	Net of fees waived by the adviser pursuant to a contractual expense limitation of 0.95% of average daily net assets until February 29, 2004. Prior to March 1, 2003, the contractual expense limitation was 1.00% of average daily net assets. If no fees had been waived by the adviser, the annualized ratio of expenses to average net assets would have been as follows: for the years ended October 31, 2003, 1.18%; and 2002, 1.11%; and for the period ended October 31, 2001, 1.24%.

C	Not annualized.

D	Annualized.

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Legg Mason Classic Valuation Fund

The following additional information about the fund is available upon request and without charge:

Statement of Additional Information (SAI) — The SAI is filed with the SEC and is hereby incorporated by reference into (is considered part of) this Prospectus. The SAI provides further information and additional details about the fund and its policies.

Annual and Semi-Annual Reports — Additional information about the fund’s investments is available in the fund’s annual and semi-annual reports to shareholders. In the fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year.

To request the SAI or any reports to shareholders, or to obtain more information:

•	call toll-free 1-888-425-6432

•	visit us on the Internet via www.lminstitutionalfunds.com

•	write to us at:	Legg Mason Institutional Funds P.O. Box 17635 Baltimore, Maryland 21297-1635

Information about the fund, including the SAI, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR database on the SEC’s Internet site at http://www.sec.gov. Investors may also obtain this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

SEC File Number: 811-8943

LEGG MASON LIGHT STREET TRUST, INC.

Legg Mason Classic Valuation Fund
Primary Class and Institutional Class Shares

STATEMENT OF ADDITIONAL INFORMATION

February 28, 2004

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the Prospectus for Primary Class shares or the Prospectus for Institutional Class shares of the fund, both dated February 28, 2004, which have been filed with the Securities and Exchange Commission (“SEC”). The fund’s financial statements and the report of its independent accountants are incorporated by reference into (and are therefore legally a part of) this SAI from the fund’s annual reports to shareholders. A copy of either of the Prospectuses or the annual reports may be obtained without charge from the fund’s distributor, Legg Mason Wood Walker, Incorporated (“Legg Mason”), by calling 1-800-822-5544.

Legg Mason Wood Walker,
Incorporated

100 Light Street
P.O. Box 1476
Baltimore, Maryland 21203-1476
(410) 539-0000     (800) 822-5544

No person has been authorized to give any information or to make any representations not contained in the Prospectuses or this SAI in connection with the offerings made by the Prospectuses and, if given or made, such information or representations must not be relied upon as having been authorized by the fund or its distributor. The Prospectuses and this SAI do not constitute offerings by the fund or by the distributor in any jurisdiction in which such offerings may not lawfully be made.

DESCRIPTION OF THE FUND

     Legg Mason Light Street Trust, Inc. (“Light Street Trust” or “Corporation”) is a diversified open-end management investment company established as a Maryland corporation on August 5, 1998. Legg Mason Classic Valuation Fund (“Classic Valuation Fund” or “the fund”) is a series of Light Street Trust.

FUND POLICIES

     The following information supplements the information concerning the fund’s investment objective, policies and limitations found in the Prospectuses.

     Classic Valuation Fund’s investment objective is to seek long-term growth of capital. The investment objective is non-fundamental and may be changed by the fund’s Board of Directors without shareholder approval upon 60 days’ written notice to shareholders.

     The fund has adopted the following fundamental investment limitations that cannot be changed except by a vote of its shareholders.

     Classic Valuation Fund may not:

1.	Borrow money, except (1) in an amount not exceeding 33 1/3 % of the fund’s total assets (including the amount borrowed) less liabilities (other than borrowings) or (2) by entering into reverse repurchase agreements or dollar rolls;

2.	Engage in the business of underwriting the securities of other issuers, except as permitted by the Investment Company Act of 1940, as amended (“1940 Act”), and the rules and regulations promulgated thereunder, as such statute, rules, and regulations are amended from time to time or are interpreted from time to time by the SEC or SEC staff or to the extent that the fund may be permitted to do so by exemptive order or other relief from the SEC or SEC staff (collectively, “1940 Act Laws, Interpretations and Exemptions”). This restriction does not prevent the fund from engaging in transactions involving the acquisition, disposition or resale of portfolio securities, regardless of whether the fund may be considered to be an underwriter under the Securities Act of 1933, as amended (the “1933 Act”);

3.	Lend money or other assets, except to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the fund from purchasing debt obligations in pursuit of its investment program, or for defensive or cash management purposes, entering into repurchase agreements, loaning its portfolio securities to financial intermediaries, institutions or institutional investors, or investing in loans, including assignments and participation interests;

4.	Issue senior securities, except as permitted under the 1940 Act Laws, Interpretations and Exemptions;

5.	Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the fund from investing in issuers that invest, deal, or otherwise engage in transactions in or hold real estate or interests therein, investing in instruments that are secured by real estate or interests therein, or exercising rights under agreements relating to such securities, including the right to enforce security interests;

6.	Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the fund from engaging in transactions involving foreign currency, futures contracts and options, forward contracts, swaps, caps, floors, collars, securities purchased or sold on a forward-commitment or delayed-delivery basis or other similar financial instruments, or investing in securities or other instruments that are secured by physical commodities;

7.	Make any investment if, as a result, the fund’s investments will be concentrated (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) in any one industry. This restriction does not limit the fund’s investment in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements with respect thereto, or securities of municipal issuers.

     The foregoing fundamental investment limitations may be changed with respect to the fund by “the vote of a majority of the outstanding voting securities” of the fund, a term defined in the 1940 Act to mean the vote (a) of 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities of the fund are present, or (b) of more than 50% of the outstanding voting securities of the fund, whichever is less.

     Although not a part of the fund’s fundamental investment restriction on concentration, it is the current position of the SEC staff that a fund’s investments are concentrated in an industry when 25% or more of the fund’s net assets are invested in issuers whose principal business is in that industry.

     The fund is diversified under the 1940 Act. Although not a part of the fund’s fundamental investment restrictions, the 1940 Act currently states that a fund is diversified if it invests at least 75% of the value of its total assets in cash and cash items (including receivables), U.S. Government securities, securities of other investment companies and other securities limited in respect of any one issuer to (1) no more than 5% of the value of the fund’s total assets and (2) no more than 10% of the outstanding voting securities of such issuer. The fund may only change to non-diversified status with the affirmative vote of the fund’s shareholders.

     The following are some of the non-fundamental investment limitations that the fund currently observes:

1.	The fund will not borrow for investment purposes an amount in excess of 5% of its total assets.

2.	The fund may invest up to 15% of its net assets in illiquid securities.

3.	The fund may not sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short) or purchase securities on margin, except that (i) this policy does not prevent the fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments, (ii) the fund may obtain such short-term credits as are necessary for the clearance of transactions, and (iii) the fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.

     Except as otherwise stated, if a fundamental or non-fundamental percentage limitation set forth above is complied with at the time an investment is made, a later increase or decrease in percentage resulting from a change in value of portfolio securities, in the net asset value of the fund, or in the number of securities an issuer has outstanding, will not be considered to be outside the limitation. The fund will monitor the level of borrowing and illiquid securities in its portfolio and will make necessary adjustments to maintain the required asset coverage and adequate liquidity.

     Unless otherwise stated, the fund’s investment policies and limitations are non-fundamental and may be changed without shareholder approval.

INVESTMENT STRATEGIES AND RISKS

     The fund may use any of the following instruments or techniques, among others:

Foreign Securities

     The fund may invest in foreign securities. Investment in foreign securities presents certain risks, including those resulting from fluctuations in currency exchange rates, revaluation of currencies, future political and economic developments, the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions, reduced availability of public information concerning issuers, and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or other regulatory practices and requirements comparable to those applicable to domestic issuers. These risks are intensified when investing in countries with developing economies and securities markets, also known as “emerging markets.” Moreover, securities of many foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers. In addition, with respect to certain foreign countries, there is the possibility of expropriation, confiscatory taxation, withholding taxes and limitations on the use or removal of funds or other assets.

     The costs associated with investment in foreign issuers, including withholding taxes, brokerage commissions and custodial fees, may be higher than those associated with investment in domestic issuers. In addition, foreign securities transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of the fund are uninvested and no return can be earned thereon. The inability of the fund to make intended security purchases due to settlement problems could cause the fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result in losses to the fund due to subsequent declines in value of the portfolio security or, if the fund has entered into a contract to sell the security, could result in liability to the purchaser.

     Since the fund may invest in securities denominated in currencies other than the U.S. dollar and since the fund may hold foreign currencies, it may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between such currencies and the U.S. dollar. Changes in the currency exchange rates may influence the value of the fund’s shares, and also may affect the value of dividends and interest earned by the fund and gains and losses realized by the fund. Exchange rates are determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments, other economic and financial conditions, government intervention, speculation and other factors.

     In addition to purchasing foreign securities, the fund may invest in American Depository Receipts (“ADRs”). Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the domestic market. Usually issued by a U.S. bank or trust company, ADRs are receipts that demonstrate ownership of the underlying foreign securities. For purposes of the fund’s investment policies and limitations, ADRs are considered to have the same classification as the securities underlying them. ADRs may be sponsored or unsponsored; issuers of securities underlying unsponsored ADRs are not contractually obligated to disclose material information in the U.S. Accordingly, there may be less information available about such issuers than there is with respect to domestic companies and issuers of securities underlying sponsored ADRs. The fund may also invest in Global Depository Receipts (“GDRs”), which are receipts that are often denominated in U.S. dollars and are issued by either a U.S. or non-U.S. bank evidencing ownership of the underlying foreign securities.

     Although not a fundamental policy subject to shareholder vote, the adviser currently anticipates that the fund will invest no more than 15% of its total assets in foreign securities, either directly or through ADRs or GDRs.

Illiquid and Restricted Securities

     The fund may invest up to 15% of its net assets in illiquid securities. For this purpose, “illiquid securities” are those that cannot be sold or disposed of within seven days for approximately the price at which the fund values the security. Illiquid securities include repurchase agreements with terms of greater than seven days, mortgage-related securities for which there is no established market, and restricted securities other than those the adviser to the fund has determined are liquid pursuant to guidelines established by the fund’s Board of Directors and securities involved in swap, cap, floor and collar transactions, and over-the-counter (“OTC”) options and their underlying collateral. Due to the absence of an active trading market, the fund may have difficulty valuing or disposing of illiquid securities promptly. Judgment plays a greater role in valuing illiquid securities than those for which a more active market exists.

     Restricted securities may be sold only in privately negotiated transactions, pursuant to a registration statement filed under the 1933 Act or pursuant to an exemption from registration, such as Rule 144 or Rule 144A. The fund may be required to pay part or all of the costs of such registration, and a considerable period may elapse between the time a decision is made to sell a restricted security and the time the registration statement becomes effective.

     SEC regulations permit the sale of certain restricted securities to qualified institutional buyers. The adviser to the fund, acting pursuant to guidelines established by the fund’s Board of Directors, may determine that certain restricted securities qualified for trading on this market are liquid. If qualified institutional investors become uninterested in this market for a time, restricted securities in the fund’s portfolio may adversely affect the fund’s liquidity.

Senior Securities

     The 1940 Act prohibits the issuance of senior securities by a registered open-end fund with one exception. The fund may borrow from banks provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings of the fund. Borrowing for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the fund at the time the borrowing is made is not deemed to be an issuance of a senior security.

     There are various investment techniques which may give rise to an obligation of the fund to pay in the future about which the SEC has stated it would not raise senior security concerns, provided the fund maintains segregated assets or an offsetting position in an amount that covers the future payment obligation. Such investment techniques include, among other things, when-issued securities, futures and forward contracts, short options positions, and repurchase agreements.

Debt Securities

     The prices of debt securities fluctuate in response to perceptions of the issuer’s creditworthiness and also tend to vary inversely with market interest rates. The value of such securities is likely to decline in times of rising interest rates. Conversely, when rates fall, the value of these investments is likely to rise. The longer the time to maturity, the greater are such variations.

     Generally, debt securities rated below BBB by Standard & Poor’s (“S&P”), or below Baa by Moody’s Investors Service, Inc. (“Moody’s”), and unrated securities of comparable quality, offer a higher current yield than that provided by higher grade issues, but also involve higher risks. Debt securities rated C by Moody’s and S&P are bonds on which no interest is being paid and which can be regarded as having extremely poor prospects of ever attaining any real investment standing. However, debt securities, regardless of their ratings, generally have a higher priority in the issuer’s capital structure than do equity securities.

     Lower-rated debt securities are especially affected by adverse changes in the industries in which the issuers are engaged and by changes in the financial condition of the issuers. Highly leveraged issuers may also experience financial stress during periods of rising interest rates. Lower-rated debt securities are commonly referred to as “junk bonds.”

     At certain times, the prices of many lower-rated debt securities may decline, indicating concerns that issuers of such securities might experience financial difficulties. At such times, the yields on lower-rated debt securities can rise dramatically, reflecting the risk that holders of such securities might lose a substantial portion of their value as a result of the issuer’s financial restructuring or default.

     The market for lower-rated debt securities is generally thinner and less active than that for higher quality debt securities, which may limit the fund’s ability to sell such securities at fair value. Judgment plays a greater role in pricing such securities than is the case for securities having more active markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower-rated debt securities, especially in a thinly-traded market.

     The ratings of S&P and Moody’s represent the opinions of those agencies. Such ratings are relative and subjective, and are not absolute standards of quality. Unrated debt securities are not necessarily of lower quality than rated securities, but they may not be attractive to as many buyers. A description of the ratings assigned to corporate debt obligations by Moody’s and S&P is included in Appendix A.

     In addition to ratings assigned to individual bond issues, the adviser will analyze interest rate trends and developments that may affect individual issuers, including factors such as liquidity, profitability and asset quality. The yields on bonds and other debt securities in which the fund invests are dependent on a variety of factors, including general money market conditions, general conditions in the bond market, the financial conditions of the issuer, the size of the offering, the maturity of the obligation and its rating. There may be a wide variation in the quality of bonds, both within a particular classification and between classifications. A bond issuer’s obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of bond holders or other creditors of an issuer; litigation or other conditions may also adversely affect the power or ability of bond issuers to meet their obligations for the payment of principal and interest. Regardless of rating levels, all debt securities considered for purchase (whether rated or unrated) are analyzed by the fund’s adviser to determine, to the extent possible, that the planned investment is sound.

     If an investment grade security purchased by the fund is subsequently given a rating below investment grade, the adviser will consider that fact in determining whether to retain that security in the fund’s portfolio, but is not required to dispose of it.

Corporate Debt Securities (The fund does not currently intend to invest in corporate debt securities.)

     Corporate debt securities are bonds or notes issued by corporations and other business organizations, including business trusts, in order to finance their credit needs. Corporate debt securities include commercial paper, which consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations.

     Corporate debt securities may pay fixed or variable rates of interest, or interest at a rate contingent upon some other factor, such as the price of some commodity. These securities may be convertible into preferred or common equity, or may be bought as part of a unit containing common stock. In selecting corporate debt securities for the fund, the adviser reviews and monitors the creditworthiness of each issuer and issue. The adviser also analyzes interest rate trends and specific developments which it believes may affect individual issuers.

Preferred Stock (The fund does not currently intend to invest in preferred stock.)

     The fund may purchase preferred stock as a substitute for debt securities of the same issuer when, in the opinion of the adviser, the preferred stock is more attractively priced in light of the risks involved. Preferred stock pays dividends at a specified rate and generally has preference over common stock in the payment of dividends and the liquidation of the issuer’s assets, but is junior to the debt securities of the issuer in those same respects. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer’s board of directors. Shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are subject to changes in interest rates and are more sensitive to changes in the issuer’s creditworthiness than are the prices of debt securities. Under normal circumstances, preferred stock does not carry voting rights.

Convertible Securities (The fund does not currently intend to invest in convertible securities.)

     A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, redemption or exchange, convertible securities ordinarily provide a stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower than the yield of non-convertible debt. Convertible securities are usually subordinated to comparable-tier non-convertible securities but rank senior to common stock in a fund’s capital structure.

     The value of a convertible security is a function of (1) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion, redemption or exchange privilege and (2) its worth, at market value, if converted into the underlying common stock. The price of a convertible security often reflects variations in the price of the underlying common stock in a way that non-convertible debt does not. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument, which may be less than the ultimate conversion, redemption or exchange value.

     Many convertible securities are rated below investment grade or, if unrated, are considered of comparable quality.

When-Issued Securities (The fund does not currently intend to invest in when-issued securities.)

     The fund may enter into commitments to purchase securities on a when-issued basis. Such securities are often the most efficiently priced and have the best liquidity in the bond market. When the fund purchases securities on a when-issued basis, it assumes the risks of ownership at the time of the purchase, not at the time of receipt. However, the fund does not have to pay for the obligations until they are delivered to it. This is normally seven to 15 days later, but could be longer. Use of this practice would have a leveraging effect on the fund. Typically, no interest accrues to the purchaser until the security is delivered.

     When the fund commits to purchase a when-issued security, it will segregate cash or appropriate liquid securities in an amount at least equal in value to the fund’s commitments to purchase when-issued securities.

     The fund may sell the securities underlying a when-issued purchase, which may result in capital gains or losses.

Covered Call Options (The fund does not currently intend to write covered call options.)

     The fund may write covered call options on securities in which it is authorized to invest. Because it can be expected that a call option will be exercised if the market value of the underlying security increases to a level greater than the exercise price, the fund might write covered call options on securities generally when the adviser believes that the premium received by the fund will exceed the extent to which the market price of the underlying security will exceed the exercise price. The strategy may be used to provide limited protection against a decrease in the market price of the security, in an amount equal to the premium received for writing the call option less any transaction costs. Thus, in the event that the market price of the underlying security held by the fund declines, the amount of such decline will be offset wholly or in part by the amount of the premium received by the fund. If, however, there is an increase in the market price of the underlying security and the option is exercised, the fund would be obligated to sell the security at less than its market value. The fund would give up the ability to sell the portfolio securities used to cover the call option while the call option was outstanding. In addition, the fund could lose the ability to participate in an increase in the value of such securities above the exercise price of the call option because such an increase would likely be offset by an increase in the cost of closing out the call option.

     If the fund desires to close out its obligation under a call option it has sold, it will have to purchase an offsetting option. The value of an option position will reflect, among other things, the current market price of the underlying security, futures contract or currency, the time remaining until expiration, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, and general market conditions. Accordingly, when the price of the security rises toward the strike price of the option, the cost of offsetting the option will negate to some extent the benefit to the fund of the price increase of the underlying security. For this reason, the successful use of options as an income strategy depends upon the adviser’s ability to forecast the direction of price fluctuations in the underlying market or market sector.

     The fund may write exchange-traded options. The ability to establish and close out positions on the exchange is subject to the maintenance of a liquid secondary market. Although the fund intends to write only those exchange-traded options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any specific time. With respect to options written by the fund, the inability to enter into a closing transaction may result in material losses to the fund. For example, because the fund must maintain a covered position with respect to any call option it writes on a security, the fund may not sell the underlying security during the period it is obligated under such option. This requirement may impair the fund’s ability to sell a portfolio security or make an investment at a time when such a sale or investment might be advantageous.

     The fund will not enter into an options position that exposes it to an obligation to another party unless it owns an offsetting (“covering”) position in securities or other options. The fund will comply with guidelines established by the SEC with respect to coverage by mutual funds, and, if the guidelines so require, will set aside cash and/or appropriate liquid securities in a segregated account with its custodian in the amount prescribed, as marked-to-market daily. Securities positions used for cover and securities held in a segregated account cannot be sold or closed out while the strategy is outstanding, unless they are replaced with similar assets. As a result, there is a possibility that the use of cover or segregation involving a large percentage of the fund’s assets could impede portfolio management or the fund’s ability to meet redemption requests or other current obligations.

Indexed Securities (The fund does not currently intend to invest in indexed securities.)

     Indexed securities are securities whose prices are indexed to the prices of securities indices, currencies or other financial statistics. Indexed securities typically are debt securities or deposits whose value at maturity and/or coupon rate is determined by reference to a specific instrument or statistic. The performance of indexed securities fluctuates (either directly or inversely, depending upon the instrument) with the performance of the index, security, currency or other instrument to which they are indexed and may also be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their value may substantially decline if the issuer’s creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations and certain U.S. Government agencies. The U.S. Treasury issues securities whose principal value is indexed to the Consumer Price Index (also known as “Treasury Inflation-Indexed Securities”). The fund will only purchase indexed securities of issuers which its adviser determines present minimal credit risks and will monitor the issuer’s creditworthiness during the time the indexed security is held. The adviser will use its judgment in determining whether indexed securities should be treated as short-term instruments, bonds, stock or as a separate asset class for purposes of the fund’s investment allocations, depending on the individual characteristics of the securities. The fund does not intend to invest more than 5% of its net assets in indexed securities. Indexed securities may fluctuate according to a multiple of changes in the underlying instrument and, in that respect, have a leverage-like effect on the fund.

Stripped Securities (The fund does not currently intend to invest in stripped securities.)

     Stripped securities are created by separating bonds into their principal and interest components (commonly referred to as IOs and POs) and selling each piece separately. Stripped securities are more volatile than other fixed-income securities in their response to changes in market interest rates. The value of some stripped securities moves in the same direction as interest rates, further increasing their volatility.

Zero Coupon Bonds (The fund does not currently intend to invest in zero coupon bonds.)

     Zero coupon bonds do not provide for cash interest payments but instead are issued at a significant discount from face value. Each year, a holder of such bonds must accrue a portion of the discount as income. Because the fund is required to distribute substantially all of its income each year, including income accrued on zero coupon bonds, the fund may have to sell other holdings to raise cash necessary to make the distribution. Because issuers of zero coupon bonds do not make periodic interest payments, their prices can be very volatile when market interest rates change.

Closed-end Investment Companies (The fund does not currently intend to invest in closed-end investment companies.)

     The fund may invest in the securities of closed-end investment companies. Such investments may involve the payment of substantial premiums above the net asset value of such issuers’ portfolio securities, and the total return on such investments will be reduced by the operating expenses and fees of such investment companies, including advisory fees. The fund will invest in such companies, when, in the adviser’s judgment, the potential benefits of such investment justify the payment of any applicable premium, sales charge, or incurring the other fund’s operating expenses.

Futures and Options (The fund does not currently intend to invest in futures and options.)

     The fund can invest in futures and options transactions, including puts and calls. Because such investments “derive” their value from the value of the underlying security, index or interest rate on which they are based, they are sometimes referred to as “derivative” securities. Such investments involve risks that are different from those presented by investing directly in the securities themselves. While utilization of options, futures contracts and similar instruments may be advantageous to the fund, if the adviser is not successful in employing such instruments in managing the fund’s investments, the fund’s performance will be worse than if the fund did not make such investments.

     The fund may engage in futures strategies to attempt to reduce the overall investment risk that would normally be expected to be associated with ownership of the securities in which it invests. For example, the fund may sell a stock index futures contract in anticipation of a general market or market sector decline that could adversely affect the market value of the fund’s portfolio. To the extent that the fund’s portfolio correlates with a given stock index, the sale of futures contracts on that index would reduce the risks associated with a market decline and thus provide an alternative to the liquidation of securities positions. The fund may sell an interest rate futures contract to offset price changes of debt securities it already owns. This strategy is intended to minimize any price changes in the debt securities the fund owns (whether increases or decreases) caused by interest rate changes, because the value of the futures contract would be expected to move in the opposite direction from the value of the securities owned by the fund.

     The fund may purchase call options on interest rate futures contracts to hedge against a market advance in debt securities that the fund plans to acquire at a future date. The purchase of such options is analogous to the purchase of call options on an individual debt security that can be used as a temporary substitute for a position in the security itself. The fund may purchase put options on stock index futures contracts. This is analogous to the purchase of protective put options on individual stocks where a level of protection is sought below which no additional economic loss would be incurred by the fund. The fund may purchase and write options in combination with each other to adjust the risk and return of the overall position. For example, the fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract.

     The fund may purchase put options to hedge sales of securities, in a manner similar to selling futures contracts. If stock prices fall, the value of the put option would be expected to rise and offset all or a portion of the fund’s resulting losses in its stock holdings. However, option premiums tend to decrease over time as the expiration date nears. Therefore, because of the costs of the option (in the form of premium and transaction costs), the fund would expect to suffer a loss in the put option if prices do not decline sufficiently to offset the deterioration in the value of the option premium.

     The fund may write put options as an alternative to purchasing actual securities. If stock prices rise, the fund would expect to profit from a written put option, although its gain would be limited to the amount of the premium it received. If stock prices remain the same over time, it is likely that the fund would also profit, because it should be able to close out the option at a lower price. If stock prices fall, the fund would expect to suffer a loss.

     By purchasing a call option, the fund would attempt to participate in potential price increases of the underlying stock, with results similar to those obtainable from purchasing a futures contract, but with risk limited to the cost of the option if stock prices fell. At the same time, the fund can expect to suffer a loss if stock prices do not rise sufficiently to offset the cost of the option.

     The characteristics of writing call options are similar to those of writing put options, as described above, except that writing covered call options generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, the fund would seek to mitigate the effects of a price decline. At the same time, when writing call options the fund would give up some ability to participate in security price increases.

     The purchase and sale of options and futures contracts involve risks different from those involved with direct investments in securities, and also require different skills from the adviser in managing the fund’s portfolio. While utilization of options, futures contracts and similar instruments may be advantageous to the fund, if the adviser is not successful in employing such instruments or in predicting interest rate changes, the fund’s performance will be worse than if the fund did not make such investments. It is possible that there will be imperfect correlation, or even no correlation, between price movements of the investments being hedged and the options or futures used. It is also possible that the fund may be unable to purchase or sell a portfolio security at a time that otherwise would be favorable for it to do so, or that the fund may need to sell a portfolio security at a disadvantageous time, due to the need for the fund to maintain “cover” or to segregate securities in connection with hedging transactions and that the fund may be unable to close out or liquidate its hedge position. In addition, the fund will pay commissions and other costs in connection with such investments, which may increase the fund’s expenses and reduce its yield. The fund’s current policy is to limit options and futures transactions to those described above. The fund may purchase and write both OTC and exchange-traded options.

     The fund will not enter into any futures contracts or related options if the sum of the initial margin deposits on futures contracts and related options and premiums paid for related options the fund has purchased would exceed 5% of the fund’s total assets. The fund will not purchase futures contracts or related options if, as a result, more than 20% of the fund’s total assets would be so invested.

Futures Contracts

     The fund may from time to time purchase or sell futures contracts. In the purchase of a futures contract, the purchaser agrees to buy a specified underlying instrument at a specified future date. In the sale of a futures contract, the seller agrees to sell the underlying instrument at a specified future date. The price at which the purchase or sale will take place is fixed at the time the contract is entered into. Some currently available contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities such as the Standard & Poor’s 500 Index (“S&P 500”). Futures contracts can be held until their delivery dates, or can be closed out before then, if a liquid secondary market is available. A futures contract is closed out by entering into an opposite position in an identical futures contract (for example, by purchasing a contract on the same instrument and with the same delivery date as a contract the party had sold) at the current price as determined on the futures exchange.

     As the purchaser or seller of a futures contract, the fund would not be required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, the fund would be required to deposit with its custodian, in the name of the futures broker (known as a futures commission merchant, or “FCM”), a percentage of the contract’s value. This amount, which is known as initial margin, generally equals 10% or less of the value of the futures contract. Unlike margin in securities transactions, initial margin on futures contracts does not involve borrowing to finance the futures transactions. Rather, initial margin is in the nature of a good faith deposit or performance bond, and would be returned to the fund when the futures position is terminated, after all contractual obligations have been satisfied. Initial margin may be maintained either in cash or appropriate liquid securities.

     The value of a futures contract tends to increase and decrease with the value of the underlying instrument. The purchase of a futures contract will tend to increase exposure to positive and negative price fluctuations in the underlying instrument in the same manner as if the underlying instrument had been purchased directly. By contrast, the sale of a futures contract will tend to offset both positive and negative market price changes.

     As the contract’s value fluctuates, payments known as variation margin or maintenance margin are made to or received from the FCM. If the contract’s value moves against the fund (i.e., the fund’s futures position declines in value), the fund may be required to make payments to the FCM, and, conversely, the fund may be entitled to receive payments from the FCM if the value of the fund’s futures position increases. This process is known as “marking-to-market” and takes place on a daily basis. Variation margin does not involve borrowing to finance the futures transactions, but rather represents a daily settlement of the fund’s obligations to or from a clearing organization.

Options on Securities, Indexed Securities and Futures Contracts

     PURCHASING PUT OR CALL OPTIONS. By purchasing a put (or call) option, the fund obtains the right (but not the obligation) to sell (or buy) the underlying instrument at a fixed strike price. The option’s underlying instrument may be a specific security, an indexed security or a futures contract. The option may give the fund the right to sell (or buy) only on the option’s expiration date, or may be exercisable at any time up to and including that date. In return for this right, the fund pays the current market price for the option (known as the option premium).

     The fund may terminate its position in an option it has purchased by allowing the option to expire, by closing it out in the secondary market at its current price (if a liquid secondary market exists), or by exercising it. If the option is allowed to expire, the fund will lose the entire premium paid.

     WRITING PUT OR CALL OPTIONS. By writing a put (or call) option, the fund takes the opposite side of the transaction from the option’s purchaser (or seller). In return for receipt of the premium, the fund assumes the obligation to pay the strike price for the option’s underlying instrument (or to sell or deliver the option’s underlying instrument) if the other party to the option chooses to exercise it. When writing an option on a futures contract, the fund will be required to make margin payments to an FCM as described above for futures contracts.

     Before exercise, the fund may seek to terminate its position in an option it has written by closing out the option in the secondary market at its current price. If the secondary market is not liquid for an option the fund has written, however, the fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

Over-The-Counter and Exchange-Traded Options

     The fund may purchase and write both OTC and exchange-traded options. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed which, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between the fund and its counterparty with no clearing organization guarantee. Thus, when the fund purchases an OTC option, it relies on the dealer from which it has purchased the OTC option to make/take delivery of the securities underlying the option. Failure by the dealer to do so would result in the loss of the premium paid by the fund, as well as the loss of the expected benefit of the transaction. Currently, options on debt securities are primarily traded on the OTC market. Exchange markets for options on debt securities exist, but the ability to establish and close out positions on the exchanges is subject to the maintenance of a liquid secondary market.

     As noted above, the fund may invest up to 15% of its net assets in illiquid securities. The term “illiquid securities” includes purchased OTC options. Assets used as cover for OTC options written by the fund also will be deemed illiquid securities, unless the OTC options are sold to qualified dealers who agree that the fund may repurchase any OTC options it writes for a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

Cover for Options and Futures Strategies

     The fund will not use leverage in its hedging strategies involving options and futures contracts. The fund will hold securities, options or futures positions whose values are expected to offset (“cover”) its obligations under the transactions. The fund will not enter into hedging strategies involving options and futures contracts that expose the fund to an obligation to another party unless it owns either (i) an offsetting (“covered”) position in securities, options or futures contracts or (ii) has cash, receivables and liquid debt securities with a value sufficient at all times to cover its potential obligations. The fund will comply with guidelines established by the SEC with respect to coverage of these strategies by mutual funds and, if the guidelines so require, will set aside cash and/or appropriate liquid securities in a segregated account with its custodian in the amount prescribed. Securities, options or futures contracts used for cover and securities held in a segregated account cannot be sold or closed out while the strategy is outstanding, unless they are replaced with similar assets. As a result, there is a possibility that the use of cover or segregation involving a large percentage of the fund’s assets could impede the portfolio management or the fund’s ability to meet redemption requests or other current obligations.

Risks of Futures and Related Options Trading

     Successful use of futures contracts and related options depends upon the ability of the adviser to assess movements in the direction of overall securities and interest rates, which requires different skills and techniques than assessing the value of individual securities. Moreover, futures contracts relate not to the current price level of the underlying instrument, but to the anticipated price level at some point in the future; trading of stock index futures may not reflect the trading of the securities that are used to formulate the index or even actual fluctuations in the index itself. There is, in addition, the risk that movements in the price of the futures contract will not correlate with the movements in the prices of the securities being hedged. Price distortions in the marketplace, such as resulting from increased participation by speculators in the futures market, may also impair the correlation between movements in the prices of futures contracts and movements in the prices of the hedged securities. If the price of the futures contract moves less than the price of securities that are subject to the hedge, the hedge will not be fully effective; however, if the price of the securities being hedged has moved in an unfavorable direction, the fund normally would be in a better position than if it had not hedged at all. If the price of securities being hedged has moved in a favorable direction, this advantage may be partially offset by losses on the futures position.

     Options have a limited life and thus can be disposed of only within a specific time period. Positions in futures contracts may be closed out only on an exchange or board of trade that provides a secondary market for such futures contracts. Although the fund intends to purchase and sell futures only on exchanges or boards of trade where there appears to be a liquid secondary market, there is no assurance that such a market will exist for any particular contract at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the fund would continue to be required to make variation margin payments.

     Purchasers of options on futures contracts pay a premium in cash at the time of purchase which, in the event of adverse price movements, could be lost. Sellers of options on futures contracts must post initial margin and are subject to additional margin calls that could be substantial in the event of adverse price movements. In addition, the fund’s activities in the futures markets may result in a higher portfolio turnover rate and additional transaction costs in the form of added brokerage commissions. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

     The exchanges may impose limits on the amount by which the price of a futures contract or related option is permitted to change in a single day. If the price of a contract moves to the limit for several consecutive days, the fund may be unable during that time to close its position in that contract and may have to continue making payments of variation margin. The fund may also be unable to dispose of securities or other instruments being used as “cover” during such a period.

Risks of Options Trading

     The success of the fund’s option strategies depends on many factors, the most significant of which is the adviser’s ability to assess movements in the overall securities and interest rate markets.

     The exercise price of the options may be below, equal to or above the current market value of the underlying securities or indices. Purchased options that expire unexercised have no value. Unless an option purchased by the fund is exercised or unless a closing transaction is effected with respect to that position, the fund will realize a loss in the amount of the premium paid and any transaction costs.

     A position in an exchange-listed option may be closed out only on an exchange that provides a secondary market for identical options. Although the fund intends to purchase or write only those exchange-traded options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any specific time. Closing transactions with respect to OTC options may be effected only by negotiating directly with the other party to the option contract. Although the fund will enter into OTC options with dealers capable of entering into closing transactions with the fund, there can be no assurance that the fund will be able to liquidate an OTC option at a favorable price at any time prior to expiration. In the event of insolvency of the counterparty, the fund may be unable to liquidate or exercise an OTC option, and could suffer a loss of its premium. Also, the counterparty, although solvent, may refuse to enter into closing transactions with respect to certain options, with the result that the fund would have to exercise those options which it has purchased in order to realize any profit. With respect to options written by the fund, the inability to enter into a closing transaction may result in material losses to the fund. For example, because the fund must maintain a covered position with respect to any call option it writes on a security or index, the fund may not sell the underlying security or currency (or invest any cash, government securities or short-term debt securities used to cover an index option) during the period it is obligated under the option. This requirement may impair the fund’s ability to sell a portfolio security or make an investment at a time when such a sale or investment might be advantageous.

     Options on indices are settled exclusively in cash. If the fund writes a call option on an index, the fund will not know in advance the difference, if any, between the closing value of the index on the exercise date and the exercise price of the call option itself, and thus will not know the amount of cash payable upon settlement. In addition, a holder of an index option who exercises it before the closing index value for that day is available runs the risk that the level of the underlying index may subsequently change.

     The fund’s activities in the options markets may result in higher portfolio turnover rates and additional brokerage costs.

Additional Limitations on Futures and Options

     As a non-fundamental policy, the fund will write a put or call on a security only if (a) the security underlying the put or call is permitted by the investment policies of the fund, and (b) the aggregate value of the securities underlying the calls or obligations underlying the puts determined as of the date the options are sold does not exceed 25% of the fund’s net assets.

     Under regulations adopted by the Commodity Futures Trading Commission (“CFTC”), futures contracts and related options may be used by the fund (a) for hedging purposes, without quantitative limits, and (b) for other purposes, to the extent that the amount of margin deposit on all such non-hedging futures contracts owned by the fund, together with the amount of premiums paid by the fund on all such non-hedging options held on futures contracts, does not exceed 5% of the market value of the fund’s net assets.

     The foregoing limitations, as well as those set forth in the Prospectuses regarding the fund’s use of futures and related options transactions, do not apply to options attached to, or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options, such as rights, certain debt securities and indexed securities.

     The above limitations on the fund’s investments in futures contracts and options may be changed as regulatory agencies permit. However, the fund will not modify the above limitations to increase its permissible futures and options activities without supplying additional information, as appropriate, in the current Prospectuses or SAI.

Forward Currency Contracts

     The fund may use forward currency contracts to protect against uncertainty in the level of future exchange rates. The fund will not speculate with forward currency contracts or foreign currencies.

     The fund may enter into forward currency contracts with respect to specific transactions. For example, when the fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when the fund anticipates the receipt in a foreign currency of dividend or interest payments on a security that it holds, the fund may desire to “lock-in” the U.S. dollar price of the security or the U.S. dollar equivalent of such payment, as the case may be, by entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying transaction. The fund will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.

     The fund also may use forward currency contracts in connection with portfolio positions to lock-in the U.S. dollar value of those positions or to shift the fund’s exposure to foreign currency fluctuations from one country to another. For example, when the adviser believes that the currency of a particular foreign country may suffer a substantial decline relative to the U.S. dollar or another currency, it may enter into a forward currency contract to sell the amount of the former foreign currency approximating the value of some or all of the fund’s securities denominated in such foreign currency. This investment practice generally is referred to as “cross-hedging” when another foreign currency is used.

     At or before the maturity date of a forward currency contract requiring the fund to sell a currency, the fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the fund may close out a forward currency contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The fund would realize a gain or loss as a result of entering into such an offsetting forward currency contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

     The precise matching of the forward contract amount and the value of the securities involved will not generally be possible because the future value of such securities in a foreign currency will change as a consequence of market movements in the value of those securities between the date the forward currency contract is entered into and the date it matures. Accordingly, it may be necessary for the fund to purchase additional foreign currency in the spot (i.e., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the fund is obligated to deliver under the forward contract and the decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the fund is obligated to deliver under the forward contract. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward currency contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the fund to sustain losses on these contracts and transaction costs. The fund may enter into forward contracts or maintain a net exposure to such contracts only if (1) the consummation of the contracts would not obligate the fund to deliver an amount of foreign currency in excess of the value of the fund’s portfolio securities or other assets denominated in that currency or (2) the fund maintains cash, U.S. Government securities or other appropriate liquid securities in a segregated account in an amount not less than the value of the fund’s total assets committed to the consummation of the contract.

     The cost to the fund of engaging in forward currency contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. The fund will deal only with banks, broker/dealers or other financial institutions which the adviser deems to be of high quality and to present minimal credit risk. The use of forward currency contracts does not eliminate fluctuations in the prices of the underlying securities the fund owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward currency contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

     Although the fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The fund may convert foreign currency from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer.

Securities Lending

     The fund may lend portfolio securities to brokers or dealers in corporate or government securities, banks or other recognized institutional borrowers of securities, provided that cash or equivalent collateral, equal to at least 100% of the market value of the securities loaned, is continuously maintained by the borrower with the fund. During the time portfolio securities are on loan, the borrower will pay the fund an amount equivalent to any dividends or interest paid on such securities, and the fund may invest the cash collateral and earn income, or it may receive an agreed upon amount of interest income from the borrower who has delivered equivalent collateral. These loans are subject to termination at the option of the fund or the borrower. The fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. The risks of securities lending are similar to those of repurchase agreements. The fund presently does not intend to lend more than 5% of its portfolio securities at any given time.

Repurchase Agreements

     When cash is temporarily available, or for temporary defensive purposes, the fund may invest without limit in repurchase agreements and money market instruments, including high-quality short-term debt securities. A repurchase agreement is an agreement under which either U.S. Government obligations or other high-quality liquid debt securities are acquired from a securities dealer or bank subject to resale at an agreed-upon price and date. The securities are held for the fund by a custodian bank as collateral until resold and will be supplemented by additional collateral if necessary to maintain a total value equal to or in excess of the value of the repurchase agreement. The fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the fund is delayed or prevented from exercising its rights to dispose of the collateral securities, which may decline in value in the interim. The fund will enter into repurchase agreements only with financial institutions determined by the fund’s adviser to present minimal risk of default during the term of the agreement.

     Repurchase agreements are usually for a term of one week or less, but may be for longer periods. Repurchase agreements maturing in more than seven days may be considered illiquid. The fund will not enter into repurchase agreements of more than seven days’ duration if more than 15% of its net assets would be invested in such agreements and other illiquid investments. To the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the fund might suffer a loss. If bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by the fund could be delayed or limited. However, the fund’s adviser monitors the creditworthiness of parties with which the fund may enter into repurchase agreements to minimize the prospect of such parties becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase agreement.

     When the fund enters into a repurchase agreement, it will obtain as collateral from the other party securities equal in value to at least the repurchase amount including the interest factor. Such securities will be held by a custodian bank or an approved securities depository or book-entry system.

     In determining its status as a diversified fund, the fund, in accordance with SEC rules and staff positions, considers investment in a fully collateralized repurchase agreement to be equivalent to investment in the collateral.

ADDITIONAL TAX INFORMATION

     The following is a general summary of certain federal tax considerations affecting the fund and its shareholders. Investors are urged to consult their own tax advisers for more detailed information regarding any federal, state, local or foreign taxes that might apply to them.

General

     To continue to qualify for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (“Code”), the fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income, the excess of net short-term capital gain over net long-term capital loss, if any, and any net gains from certain foreign currency transactions, determined without regard to any deduction for dividends paid) (“Distribution Requirement”) and must meet several additional requirements. These requirements include the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward currency contracts) derived with respect to its business of investing in securities or foreign currencies (“Income Requirement”); (2) at the close of each quarter of the fund’s taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund’s total assets and that does not represent more than 10% of the issuer’s outstanding voting securities; and (3) at the close of each quarter of the fund’s taxable year, not more than 25% of the value of its total assets may be invested in the securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.

     By qualifying for treatment as a RIC, the fund (but not its shareholders) will be relieved of federal income tax on the part of its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders. If the fund failed to qualify for treatment as a RIC for any taxable year, (1) it would be taxed at corporate rates on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (2) the shareholders would treat all those distributions, including distributions of net capital gain, as dividends (that is, ordinary income) to the extent of the fund’s earnings and profits. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

     The fund will be subject to a nondeductible 4% excise tax (“Excise Tax”) to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

Dividends and Other Distributions

     Dividends and other distributions declared by the fund in December of any year that are payable to its shareholders of record on a date in that month will be deemed to have been paid by the fund and received by the shareholders on December 31 if the distributions are paid by the fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

     A portion of the dividends from the fund’s investment company taxable income (whether paid in cash or reinvested in fund shares) may be eligible for (1) the 15% maximum rate of federal income tax applicable to dividends that individual taxpayers receive through 2008 and (2) the dividends-received deduction allowed to corporations. The eligible portion for purposes of the 15% rate may not exceed the aggregate dividends it receives from domestic corporations and certain foreign corporations, whereas only dividends the fund receives from domestic corporations are eligible for purposes of the dividends-received deduction. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax. The fund’s distributions of net capital gain (“capital gain distributions”) do not qualify for the dividends-received deduction.

     If fund shares are sold at a loss after being held for six months or less, the loss will be treated as a long-term, instead of a short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares were purchased shortly before the record date for a dividend or other distribution, the investor would pay full price for the shares and receive some portion of the price back as a taxable distribution.

     Distributions the fund makes of net capital gain it recognizes on sales and exchanges of capital assets on or after May 6, 2003 will be subject to federal income tax at a minimum rate of 15% for individual shareholders. In addition, any capital gain an individual shareholder realizes on a redemption during that period of his or her fund shares held for more than one year will qualify for that maximum rate.

Foreign Taxes

     Dividends and interest the fund receives, and gains it realizes from foreign securities may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

Passive Foreign Investment Companies

     The fund may invest in the stock of “passive foreign investment companies” (“PFICs”). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income for the taxable year is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the fund will be subject to federal income tax on a portion of any “excess distribution” it receives on the stock of a PFIC or of any gain on disposition of that stock (collectively “PFIC income”), plus interest thereon, even if the fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the fund’s investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.

     If the fund invests in a PFIC and elects to treat the PFIC as a “qualified electing fund” (“QEF”), then, in lieu of the foregoing tax and interest obligation, the fund would be required to include in income each taxable year its pro rata share of the QEF’s annual ordinary earnings and net capital gain — which the fund probably would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax — even if the QEF did not distribute those earnings and gain to the fund. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

     The fund may elect to “mark-to-market” its stock in any PFIC. “Marking-to-market,” in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the stock over the fund’s adjusted basis therein as of the end of that year. Pursuant to the election, the fund also would be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income by the fund for prior taxable years thereunder. The fund’s adjusted basis in each PFIC’s stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

Options, Futures, Forward Currency Contracts and Foreign Currencies

     The use of financial instruments, such as writing (selling) and purchasing options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses the fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations) and gains from options, futures and forward currency contracts the fund derives with respect to its business of investing in securities or foreign currencies will be treated as qualifying as permissible income under the Income Requirement.

     Some futures, foreign currency contracts and “non-equity” options (i.e., certain listed options, such as those on a broad-based securities index) in which the fund may invest will be subject to section 1256 of the Code (“section 1256 contracts”). Any section 1256 contracts the fund holds at the end of each taxable year, other than contracts with respect to which the fund has made a “mixed straddle election,” must be “marked-to-market” (that is, treated as having been sold at that time for their fair market value), with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on such deemed sales, and 60% of any net realized gain or loss on section 1256 contracts actually sold by the fund during the year will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax. These rules may operate to increase the amount the fund must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income, and to increase the net capital gain the fund recognizes, without in either case increasing the cash available to it. The fund may elect to exclude certain transactions from the operation of section 1256, although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable as ordinary income), and thus increasing the amount of dividends it must distribute. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax.

     When a covered call option written (sold) by the fund expires, it will realize a short-term capital gain equal to the amount of the premium it received for writing the option. When the fund terminates its obligations under such an option by entering into a closing transaction, it will realize a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less than (or exceeds) the premium received when the option was written. When a covered call option written by the fund is exercised, it will be treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending on the holding period of the underlying security and whether the sum of the option price received on the exercise plus the premium received when the option was written exceeds or is less than the basis of the underlying security.

     Code section 1092 (dealing with straddles) also may affect the taxation of financial instruments in which the fund may invest. Section 1092 defines a “straddle” as offsetting positions with respect to actively traded personal property; for these purposes, options, futures and forward currency contracts are positions in personal property. Under section 1092, any loss from the disposition of a position in a straddle generally may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle; in addition, these rules may apply to postpone the recognition of loss that otherwise would be recognized under the mark-to-market rules discussed above. The regulations under section 1092 also provide certain “wash sale” rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and certain “short sale” rules applicable to straddles. If the fund makes certain elections, the amount, character and timing of recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to the fund of straddle transactions are not entirely clear.

Other

     If the fund has an “appreciated financial position” — generally, an interest (including an interest through an option, futures or forward currency contract or short sale) with respect to any stock, debt instrument (other than “straight debt”) or partnership interest the fair market value of which exceeds its adjusted basis — and enters into a “constructive sale” of the position, the fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or a futures or forward currency contract the fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the fund’s risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

     To the extent the fund recognizes income from a “conversion transaction,” as defined in section 1258 of the Code, all or part of the gain from the disposition or other termination of a position held as part of the conversion transaction may be recharacterized as ordinary income. A conversion transaction generally consists of two or more positions taken with regard to the same or similar property, where (1) substantially all of the taxpayer’s return is attributable to the time value of its net investment in the transaction and (2) the transaction satisfies any of the following criteria: (a) the transaction consists of the acquisition of property by the taxpayer and a substantially contemporaneous agreement to sell the same or substantially identical property in the future; (b) the transaction is a straddle, within the meaning of section 1092 of the Code (see above); (c) the transaction is one that was marketed or sold to the taxpayer on the basis that it would have the economic characteristics of a loan but the interest-like return would be taxed as capital gain; or (d) the transaction is described as a conversion transaction in future regulations.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     The fund offers two classes of shares — Primary Class shares and Institutional Class shares. Other classes of shares may be offered in the future. Primary Class shares are available from Legg Mason, certain of its affiliates and unaffiliated entities having an agreement with Legg Mason. Institutional Class shares are available only to institutional investors who have at least $100 million in investable assets and who invest at least $1 million in the fund. Institutional Class shares are also offered to the Legg Mason Core4College 529 Plan, a college savings vehicle. In addition, Institutional Class shares are offered to Institutional Clients of Legg Mason Trust, fsb for which it exercises discretionary investment or management responsibility and accounts of the customers with such Institutional Clients (“Customers”). Many of the parameters governing Customers’ investments will be established by their institutions. Institutional Clients may purchase shares for Customer accounts maintained for individuals. Primary Class shares are available to all other investors.

     If your check to purchase shares is not honored by the institution on which it is drawn, you may be subject to extra charges in order to cover collection costs. These charges may be deducted from your shareholder account.

Future First® Systematic Investment Plan and Transfer of Funds from Financial Institutions

     If you invest in Primary Class shares, the Prospectus for those shares explains that you may buy additional shares through the Future First® Systematic Investment Plan. Under this plan you may arrange for automatic monthly investments in Primary Class shares of $50 or more by authorizing Boston Financial Data Services (“BFDS”), the fund’s transfer agent, to transfer funds each month from your Legg Mason brokerage account (“Brokerage Account”), your checking/savings account, or from another Legg Mason fund to be used to buy additional shares. Legg Mason will send an account statement monthly.

The transfer will also be reflected on your Legg Mason account statement or your regular checking account statement. You may terminate the Future First® Systematic Investment Plan at any time without charge or penalty.

     You may also buy additional Primary Class shares through a plan permitting transfers of funds from a financial institution. Certain financial institutions may allow you, on a pre-authorized basis, to have $50 or more automatically transferred monthly from your checking/savings account for investment in Primary Class shares of the fund.

Systematic Withdrawal Plan

     All Legg Mason funds in any Legg Mason account are eligible for the Systematic Withdrawal Plan. Any account with a net asset value of $5,000 or more ($1,000 or more for individual retirement accounts (“IRAs”) and Coverdell Education Savings Accounts (“Coverdell ESAs”)) may elect to make withdrawals of a minimum of $50 on a monthly basis. The amounts paid to you each month are obtained by redeeming sufficient shares from your account to provide the withdrawal amount that you have specified. Except for IRAs and Coverdell ESAs, there are three ways to receive payment of proceeds of redemptions made through the Systematic Withdrawal Plan: (1) Credit to brokerage account – fund shares will be redeemed on the first business day of each month and the proceeds will be credited to the brokerage account on the third business day; (2) Check mailed by the fund’s transfer agent – fund shares will be redeemed on the 25th of each month or the next business day and a check for the proceeds will be mailed within three business days; or (3) ACH to checking or savings account – redemptions of fund shares may occur on any business day of the month and the checking or savings account will be credited with the proceeds in approximately two business days. Credit to a brokerage account is the only option available to IRAs and Coverdell ESAs. Redemptions will be made at the net asset value per share determined as of the close of regular trading on the New York Stock Exchange (“Exchange”) (normally 4:00 p.m., Eastern time) on the day corresponding to the redemption option designated by the investor. If the Exchange is not open for business on that day, the shares will be redeemed at the per share net asset value determined as of the close of regular trading on the Exchange on the next day the Exchange is open. If the redemption option designated is the last day of the month and the Exchange is not open for business on that day, the shares will be redeemed at the per share net asset value determined as of the last day the Exchange was open. You may change the monthly amount to be paid to you without charge by notifying Legg Mason or the affiliate with which you have an account. You may terminate the Systematic Withdrawal Plan at any time without charge or penalty. The fund, its transfer agent, and Legg Mason also reserve the right to modify or terminate the Systematic Withdrawal Plan at any time.

     Withdrawal payments are treated as a sale of shares rather than as a dividend or other distribution. These payments are taxable to the extent that the total amount of the payments exceeds the tax basis of the shares sold. If the periodic withdrawals exceed reinvested dividends and other distributions, the amount of your original investment may be correspondingly reduced.

     Ordinarily, you should not purchase additional shares of the fund in which you have an account if you maintain a Systematic Withdrawal Plan, because you may incur tax liabilities in connection with such purchases and withdrawals. The fund will not knowingly accept purchase orders from you for additional shares if you maintain a Systematic Withdrawal Plan unless your purchase is equal to at least one year’s scheduled withdrawals. In addition, if you maintain a Systematic Withdrawal Plan you may not make periodic investments under the Future First® Systematic Investment Plan.

Other Information Regarding Redemptions

     The fund reserves the right to modify or terminate the wire, telephone or Internet redemption services described in the Prospectuses and this SAI at any time.

     The date of payment for a redemption may not be postponed for more than seven days, and the right of redemption may not be suspended by the fund or its distributor except (i) for any periods during which the Exchange is closed (other than for customary weekend and holiday closings), (ii) when trading in markets the fund normally utilizes is restricted, or an emergency, as defined by rules and regulations of the SEC, exists, making disposal of the fund’s investments or determination of its net asset value not reasonably practicable, or (iii) for such other periods as the SEC by regulation or order may permit for protection of the fund’s shareholders. In the case of any such suspension, you may either withdraw your request for redemption or receive payment based upon the net asset value next determined after the suspension is lifted.

     Clients of certain institutions that maintain omnibus accounts with the fund’s transfer agent may obtain shares through those institutions. Such institutions may receive payments from the fund’s distributor for account servicing, and may receive payments from their clients for other services performed. Investors may be able to purchase shares from Legg Mason without receiving or paying for such other services.

Redemption In-Kind

     The fund reserves the right, under certain conditions, to honor any request or combination of requests for redemption from the same shareholder in any 90-day period, totaling $250,000 or 1% of the net assets of the fund, whichever is less, by making payment in whole or in part in securities valued in the same way as they would be valued for purposes of computing the fund’s net asset value per share. If payment is made in securities, a shareholder should expect to incur brokerage expenses in converting those securities into cash and the market price of those securities will be subject to fluctuation until they are sold. The fund does not redeem “in-kind” under normal circumstances, but would do so where the adviser determines that it would be in the best interests of the fund’s shareholders as a whole.

VALUATION OF FUND SHARES

     Net asset value of the fund’s shares is determined daily for each class as of the close of regular trading on the Exchange on every day the Exchange is open, by dividing the value of the total assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. Pricing will not be done on days when the Exchange is closed. The Exchange currently observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. As described in the Prospectuses, securities for which market quotations are readily available are valued at current market value. Securities traded on an exchange are normally valued at last sale prices. Securities traded on the Nasdaq Stock Market, Inc. (“NASDAQ”) are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Other OTC securities, and securities traded on exchanges for which there is no sale on a particular day (including debt securities), are valued at the mean of latest closing bid and asked prices. Securities with remaining maturities of 60 days or less are valued at current market value, or if a current market value is not readily available, are fair valued at amortized cost under procedures approved by the Corporation’s Board of Directors. Securities and other assets quoted in foreign currencies will be valued in U.S. dollars based on the currency exchange rates prevailing at the time of the valuation. All other securities are valued at fair value as determined under procedures approved by the Corporation’s Board of Directors. The fund may also use fair value pricing instead of market quotations to value securities if, because of special circumstances, the fund believes fair value pricing would more accurately reflect the price it expects to realize on a current sale of the securities. Premiums received on the sale of put or call options are included in the net asset value of each class, and the current market value of options sold by the fund will be subtracted from net assets of each class.

PERFORMANCE INFORMATION

     The following tables show the value, as of the end of the fiscal year, of a hypothetical investment of $10,000 made in the fund at commencement of operations of each class of shares. The tables assume that all dividends and other distributions are reinvested in the fund. They include the effect of all charges and fees applicable to the respective class of shares the fund has paid. (There are no fees for investing or reinvesting in the fund imposed by the fund, and there are no redemption fees). They do not include the effect of any income tax that an investor would have to pay on distribution or redemption. Performance data is only historical, and is not intended to indicate the fund’s future performance.

Primary Class Shares

	Value of Original Shares Plus	Value of Shares
	Shares Obtained Through	Acquired Through
	Reinvestment of Capital Gain	Reinvestment of Income
Fiscal Year	Distributions	Dividends	Total Value

2000 *	$11,590	$0	$11,590
2001	$11,050	$27	$11,077
2002	$8,420	$21	$8,441
2003	$10,990	$27	$11,017

*     For the period November 8, 1999 (commencement of operations) to October 31, 2000.

     With respect to Primary Class shares, if the investor had not reinvested dividends and other distributions, the total value of the hypothetical investment as of October 31, 2003 would have been $10,990 and the investor would have received a total of $28 in distributions. If the manager had not waived certain fees during certain of these time periods, returns would have been lower.

Institutional Class Shares

	Value of Original Shares Plus	Value of Shares
	Shares Obtained Through	Acquired Through
	Reinvestment of Capital Gain	Reinvestment of Income
Fiscal Year	Distributions	Dividends	Total Value

2001*	$9,083	$0	$9,083
2002	$6,978	$0	$6,978
2003	$9,214	$0	$9,214

*     For the period July 13, 2001 (commencement of operations) to October 31, 2001.

     With respect to Institutional Class shares, if the investor had not reinvested dividends and other distributions, the total value of the hypothetical investment as of October 31, 2003 would have been $9,214 and the investor would have received a total of $0 in distributions. If the manager had not waived certain fees during certain of these time periods, returns would have been lower.

Total Return Calculations

     Average annual total return quotes used in the fund’s advertising and other promotional materials (“Performance Advertisements”) are calculated separately for each class according to the following formulas:

Before-Tax

	P(1+T)[n]	=	ERV

where:	P	=	a hypothetical initial payment of $1,000

T	=	average annual total return
n	=	number of years
ERV	=	ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5- and 10- year periods at the end of the 1-, 5- and 10- year periods(or fractional portion thereof).

After-Tax

Pre-liquidation return (average annual total return after taxes on distributions):

	P(1+T)[n]	=	ATVD

where:	P	=	a hypothetical initial payment of $1,000
	T	=	average annual total return (after taxes on distributions)
	n	=	number of years
	ATVD	=	ending value of hypothetical $1,000 payment made at the beginning of the 1-, 5-, and 10-year periods at the end of the 1-, 5- and 10-year periods (or fractional portion thereof) after taxes on fund distributions but not after taxes on redemption.

Post-liquidation return (average annual total return after taxes on distributions and on redemption)

P(1+T)[n]	=	ATVDR

(Assumptions are the same, except that “DR” calculates the ending value after taxes on distributions and on redemption.)

     Under the foregoing formulas, the time periods used in Performance Advertisements will be based on rolling calendar quarters, updated at least to the last business day of the most recent available quarter prior to submission of the Performance Advertisements for publication. During times of market volatility, performance may vary greatly from the reported quarter-end average annualized returns; please contact your Legg Mason Financial Advisor, Legg Mason Funds Investor Services, www.leggmasonfunds.com (Primary Class Shares) or www.lminstitutionalfunds.com (Institutional Class Shares) for more current performance information. Total return, or “T” in the formulas above, is computed by finding the average annual change in the value of an initial $1,000 investment over the period. In calculating the ending redeemable value, all dividends and other distributions by the fund are assumed to have been reinvested at net asset value on the reinvestment dates during the period.

Other Information Regarding Performance

     From time to time the fund may compare the performance of a class of shares to the performance of individual stocks, other investment companies, groups of investment companies, various market indices, composites of market indices, or the features or performance of alternative investments, in advertisements, sales literature and reports to shareholders. One such market index is the Standard & Poor’s 500 Index (“S&P 500”), a widely recognized, unmanaged index composed of the capitalization-weighted average of the prices of 500 of the largest publicly traded stocks in the United States. The S&P 500 includes reinvestment of all dividends. It takes no account of the costs of investing or the tax consequences of distributions. The fund invests in many securities that are not included in the S&P 500. The fund may also include calculations, such as hypothetical compounding examples or tax-free compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions that are not indicative of the performance of the fund.

     From time to time, the total return of the fund may be quoted in advertisements, shareholder reports, or other communications to shareholders.

     The fund may also cite rankings and ratings, and compare the return of a class of shares with data published by Lipper Analytical Services, Inc. (“Lipper”), Wiesenberger Investment Company Services (“Wiesenberger”), Value Line, Morningstar, and other services or publications that monitor, compare and/or rank the performance of investment companies. The fund may also refer in such materials to mutual fund performance rankings, ratings, comparisons with funds having similar investment objectives, and other mutual funds reported in independent periodicals, including, but not limited to, FINANCIAL WORLD, MONEY Magazine, FORBES, BUSINESS WEEK, BARRON’S, FORTUNE, THE KIPLINGER LETTERS, THE WALL STREET JOURNAL, and THE NEW YORK TIMES.

     The fund may compare the investment return of a class of shares to the return on certificates of deposit and other forms of bank deposits, and may quote from organizations that track the rates offered on such deposits. Bank deposits are insured by an agency of the federal government up to specified limits. In contrast, fund shares are not insured, the value of fund shares may fluctuate, and an investor’s shares, when redeemed, may be worth more or less than the investor originally paid for them. Unlike the interest paid on many certificates of deposit, which remains at a specified rate for a specified period of time, the return of each class of shares will vary.

     Fund advertisements may reference the history of the distributor and its affiliates, the education, experience, investment philosophy and strategy of the portfolio manager, and the fact that the portfolio manager engages in value investing. With value investing, the adviser invests in those securities it believes to be undervalued in relation to the long-term earning power or asset value of their issuers. Securities may be undervalued because of many factors, including market decline, poor economic conditions, tax-loss selling, or actual or anticipated unfavorable developments affecting the issuer of the security. The adviser believes that the securities of sound, well-managed companies that may be temporarily out of favor due to earnings declines or other adverse developments are likely to provide a greater total return than securities with prices that appear to reflect anticipated favorable developments and that are therefore subject to correction should any unfavorable developments occur.

     Fund advertisements may compare value investing and growth investing. Unlike value investors, growth investors look for companies that, due to their strong earnings and revenue potential, offer above average growth prospects.

     In advertising, the fund may illustrate hypothetical investment plans designed to help investors meet long-term financial goals, such as saving for a child’s college education or for retirement. Sources such as the Internal Revenue Service, the Social Security Administration, the Consumer Price Index and Wiesenberger may supply data concerning interest rates, college tuitions, the rate of inflation, Social Security benefits, mortality statistics and other relevant information. The fund may use other recognized sources as they become available.

     The fund may use data prepared by independent third parties such as Ibbotson Associates and Frontier Analytics, Inc. to compare the returns of various capital markets and to show the value of a hypothetical investment in a capital market. Typically, different indices are used to calculate the performance of common stocks, corporate and government bonds and Treasury bills.

     The fund may illustrate and compare the historical volatility of different portfolio compositions where the performance of stocks is represented by the performance of an appropriate market index, such as the S&P 500 and the performance of bonds is represented by a nationally recognized bond index, such as the Lehman Brothers Long-Term Government Bond Index.

     The fund may also include in advertising biographical information on key investment and managerial personnel.

     The fund may advertise examples of the potential benefits of periodic investment plans, such as dollar cost averaging, a long-term investment technique designed to lower average cost per share. Under such a plan, an investor invests in a mutual fund at regular intervals a fixed dollar amount, thereby purchasing more shares when prices are low and fewer shares when prices are high. Although such a plan does not guarantee profit or guard against loss in declining markets, the average cost per share could be lower than if a fixed number of shares were purchased at the same intervals. Investors should consider their ability to purchase shares through periods of low price levels.

     The fund may discuss Legg Mason’s tradition of service. Since 1899, Legg Mason and its affiliated companies have helped investors meet their specific investment goals and have provided a full spectrum of financial services. Legg Mason affiliates serve as investment advisers for private accounts and mutual funds with assets of approximately $265 billion as of December 31, 2003.

     In advertising, the fund may discuss the advantages of saving through tax-deferred retirement plans or accounts, including the advantages and disadvantages of “rolling over” a distribution from a retirement plan into an IRA, factors to consider in determining whether you qualify for such a rollover, and the other options available. These discussions may include graphs or other illustrations that compare the growth of a hypothetical tax-deferred investment to the after-tax growth of a taxable investment.

TAX-DEFERRED QUALIFIED PLANS – PRIMARY CLASS SHARES

     Investors may invest in Primary Class shares of the fund through IRAs, simplified employee pension plans (“SEPs”), savings incentive match plans for employees (“SIMPLES”), other qualified retirement plans and Coverdell ESAs (collectively, “qualified plans”). In general, income earned through the investment of assets of qualified plans is not taxed to beneficiaries until the income is distributed to them (or, in the case of Roth IRAs and Coverdell ESAs, not at all if certain conditions are satisfied). Investors who are considering establishing a qualified plan should consult their attorneys or other tax advisers with respect to individual tax questions. Please consult your Legg Mason Financial Advisor or other entity offering the fund’s shares for further information with respect to these plans.

Individual Retirement Account – IRA

     TRADITIONAL IRA. Certain Primary Class shareholders who receive compensation, including earnings from self-employment, are entitled to establish and make contributions to an IRA. Your IRA contributions can be tax-deductible if neither you nor your spouse is an active participant in a qualified employer or government retirement plan. If you or your spouse is an active participant in such a plan, your IRA contribution may be deductible, in whole or in part, depending on the amount of your and your spouse’s combined adjusted gross income. In addition, all earnings grow tax-deferred until withdrawn, at which point distributions are taxed as ordinary income to you, usually after age 59½, when you may be in a lower tax bracket. Withdrawals made before age 59½ are generally subject to a 10% penalty.

     ROTH IRA. Unlike a traditional IRA, a Roth IRA is only available to individuals who meet certain “modified adjusted gross income” (MAGI) limitations. Under certain circumstances, a traditional IRA may be rolled over or converted to a Roth IRA; these rollover amounts and conversions are, however, subject to federal income tax.

     Contributions to a Roth IRA are not deductible; however, earnings accumulate tax-free in a Roth IRA, and withdrawals of earnings are not subject to federal income tax if the account has been held for at least five years (or in the case of earnings attributable to rollover contributions from or conversions of a traditional IRA, the rollover or conversion occurred more than five years before the withdrawal) and the account holder has reached age 59½ (or certain other conditions apply).

Simplified Employee Pension Plan – SEP

     Legg Mason makes available to corporate and other employers a SEP for investment in Primary Class shares of the fund.

Savings Incentive Match Plan for Employees – SIMPLE

     An employer with no more than 100 employees that does not maintain another qualified retirement plan may establish a SIMPLE either as separate IRAs or as part of a Code section 401(k) plan. A SIMPLE, which is not subject to the complicated nondiscrimination rules that generally apply to other qualified retirement plans, allows certain employees to make elective contributions of up to certain amounts each year and requires the employer to make matching contributions of up to 3% of each such employee’s salary or a 2% non-elective contribution.

Coverdell Education Savings Account – Coverdell ESA

     Although not technically for retirement savings, a Coverdell ESA provides a vehicle for saving for a child’s education. A Coverdell ESA may be established for the benefit of any minor, and any person whose MAGI does not exceed certain levels may contribute to a Coverdell ESA. Contributions are not deductible and may not be made after the beneficiary reaches age 18; however, earnings accumulate tax-free, and withdrawals are not subject to tax if used to pay the qualified education expenses of the beneficiary (or a qualified family member).

     For further information regarding any of the above accounts, including MAGI limitations, contact your financial adviser or Legg Mason Funds Investor Services at 1-800-822-5544.

Withholding

     Withholding at the rate of 20% is required for federal income tax purposes on certain distributions (excluding, for example, certain periodic payments) from qualified retirement plans (except IRAs and SEPs), unless the recipient transfers the distribution directly to an “eligible retirement plan” (including IRAs and other qualified retirement plans) that accepts those distributions. Other distributions generally are subject to regular wage withholding or to withholding at the rate of 10% (depending on the type and amount of the distribution), unless the recipient elects not to have any withholding apply. Investors should consult their plan administrator or tax adviser for further information.

MANAGEMENT OF THE FUND

     Under applicable law, the Corporation’s Board of Directors is responsible for management of the Corporation and provides broad supervision over its affairs. The Corporation’s officers manage the day-to-day operations of the Corporation under the general direction of the Corporation’s Board of Directors.

     The standing committees of the Board of Directors include an Audit Committee, a Nominating Committee and an Independent Directors Committee. All directors who are not “interested persons” of the Corporation, as defined in the 1940 Act, are members of all three committees.

     The Audit Committee meets at least twice a year with the Corporation’s independent auditors and officers to consider issues relating to the accounting principles used by the Corporation, the auditor’s assessment of the adequacy of internal controls, the responsibilities and fees of the independent auditors, and other matters. The Nominating Committee meets as necessary to review and nominate candidates for positions as directors, to fill vacancies on the Board of Directors, and to evaluate the performance of directors. The Independent Directors Committee, which was established in February 2003, considers matters related to fund operations and oversees issues related to the independent directors. During the last fiscal year, the Audit Committee met three times, the Nominating Committee met two times and the Independent Directors Committee met two times.

     The table below provides information about the Corporation’s directors and officers, including biographical information about their business experience and information about their relationships with Legg Mason, Inc. and its affiliates. The mailing address of each director and officer is 100 Light Street, 23rd Floor, Baltimore, Maryland 21202, Attn: Fund Secretary. The Nominating Committee will accept recommendations for nominations from any source it deems appropriate. Shareholders may forward recommendations to the Fund Secretary at the above address.

		Term of	Number
	Position(s)	Office and	of Funds
	Held With	Length of	in Fund	Other
	the	Time	Complex	Directorships	Principal Occupation(s)
Name and Age	Corporation	Served (1)	Overseen	Held	During the Past Five Years

INDEPENDENT DIRECTORS:
Lehman, Arnold L. Age 59	Director	Since 1998	Director/Trustee of all Legg Mason funds consisting of 22 portfolios.	None	Director of The Brooklyn Museum of Art since 1997; Trustee of American Federation of Arts since 1998. Formerly: Director of The Baltimore Museum of Art (1979-1997).

Masters, Robin J.W. Age 48	Director	Since 2002	Director/Trustee of all Legg Mason funds consisting of 22 portfolios.	None	Retired. Director of Bermuda SMARTRISK (non-profit) since 2001. Formerly: Chief Investment Officer of ACE Limited (insurance) (1986-2000).

McGovern, Jill E. Age 59	Director	Since 1998	Director/Trustee of all Legg Mason funds consisting of 22 portfolios.	None	Chief Executive Officer of The Marrow Foundation since 1993. Formerly: Executive Director of the Baltimore International Festival (1991 - 1993); Senior Assistant to the President of The Johns Hopkins University (1985-1990).

Mehlman, Arthur S. Age 62	Director	Since 2002	Director/Trustee of all Legg Mason funds consisting of 22 portfolios.	None	Retired. Director of The League for People with Disabilities, Inc.; Director of University of Maryland Foundation and University of Maryland College Park Foundation (non-profits). Formerly: Partner, KPMG LLP (international accounting firm) (1972-2002).

O’Brien, G. Peter Age 58	Director	Since 1999	Director/Trustee of all Legg	Director of the Royce Family of Funds	Trustee of Colgate University; President of Hill House, Inc. (residential home care). Formerly:

		Term of	Number
	Position(s)	Office and	of Funds
	Held With	Length of	in Fund	Other
	the	Time	Complex	Directorships	Principal Occupation(s)
Name and Age	Corporation	Served (1)	Overseen	Held	During the Past Five Years

			Mason funds consisting of 22 portfolios.	consisting of 19 portfolios; Director of Renaissance Capital Greenwich Funds; Director of Technology Investment Capital Corp.	Managing Director, Equity Capital Markets Group of Merrill Lynch & Co. (1971-1999).

Rowan, S. Ford Age 60	Director	Since 2002	Director/Trustee of all Legg Mason funds consisting of 22 portfolios.	None	Consultant, Rowan & Blewitt Inc. (management consulting); Visiting Associate Professor, George Washington University since 2002; Director of Santa Fe Institute (scientific research institute) since 1999 and Annapolis Center for Science-Based Public Policy since 1995.

INTERESTED DIRECTORS:
Curley Jr., John F. Age 64	Chairman and Director	Since 1998	Chairman and Director/Trustee of all Legg Mason funds consisting of 22 portfolios.	None	Director and/or officer of various Legg Mason affiliates. Formerly: Vice Chairman and Director of Legg Mason, Inc. and Legg Mason Wood Walker, Incorporated; Director of Legg Mason Fund Adviser, Inc. and Western Asset Management Company (each a registered investment adviser).

Fetting, Mark R. Age 49	President and Director	President since 2001 and Director since 2002	Director/Trustee of all Legg Mason funds consisting of 22 portfolios.	Director of the Royce Family of Funds consisting of 19 portfolios.	Executive Vice President of Legg Mason, Inc., director and/or officer of various other Legg Mason affiliates since 2000. Formerly: Division President and Senior Officer of Prudential Financial Group, Inc. and related companies, including fund boards and consulting services to subsidiary companies from 1991 to 2000; Partner, Greenwich Associates; Vice President, T. Rowe Price Group, Inc.

EXECUTIVE OFFICERS:
Karpinski, Marie K. Age 55	Vice President and	Since 1998	Vice President	None	Vice President and Treasurer of Legg Mason Fund Adviser, Inc. and

		Term of	Number
	Position(s)	Office and	of Funds
	Held With	Length of	in Fund	Other
	the	Time	Complex	Directorships	Principal Occupation(s)
Name and Age	Corporation	Served (1)	Overseen	Held	During the Past Five Years

	Treasurer		and Treasurer of all Legg Mason funds consisting of 22 portfolios.		Western Asset Funds, Inc. Treasurer of Pacific American Income Shares, Inc. and Western Asset Premier Bond Fund.

Merz, Gregory T. Age 45	Vice President, Secretary and Chief Legal Officer	Since 2003	Vice President, Secretary and Chief Legal Officer of all Legg Mason funds consisting of 22 portfolios.	None	Vice President and Deputy General Counsel of Legg Mason, Inc. since 2003. Formerly: Associate General Counsel, Fidelity Investments (1993-2002); Senior Associate, Debevoise & Plimpton (1985-1993).

(1)	Officers of the Corporation serve one-year terms, subject to annual reappointment by the Board of Directors. Directors of the Corporation serve a term of indefinite length until their resignation or removal and stand for re-election by shareholders only as and when required by the 1940 Act.

     Mr. Curley and Mr. Fetting are considered to be interested persons, as defined in the 1940 Act, of the Corporation on the basis of their employment with the fund’s investment adviser or its affiliated entities (including the fund’s principal underwriter) and Legg Mason, Inc., the parent holding company of those entities.

     The following table shows each director’s ownership of shares of the fund and of all the Legg Mason Funds served by the director as of December 31, 2003:

	Dollar Range of Equity	Aggregate Dollar Range
	Securities in	of Shares in the
	Legg Mason	Legg Mason Funds
Name of Director	Classic Valuation Fund	Owned by Director

INDEPENDENT DIRECTORS:
Lehman, Arnold L.	None	Over $100,000
Masters, Robin J.W.	None	$10,001 - $50,000
McGovern, Jill E.	None	Over $100,000
Mehlman, Arthur S.	None	$50,001 - $100,000

	Dollar Range of Equity	Aggregate Dollar Range
	Securities in	of Shares in the
	Legg Mason	Legg Mason Funds
Name of Director	Classic Valuation Fund	Owned by Director

O’Brien, G. Peter	$10,001 - $50,000	Over $100,000
Rowan, S. Ford	$10,001 - $50,000	Over $100,000
INTERESTED DIRECTORS:
Curley, John F., Jr.	None	Over $100,000
Fetting, Mark R.	None	Over $100,000

     The following table provides certain information relating to the compensation of the Corporation’s directors. None of the Legg Mason Funds has any retirement plan for its directors.

		Total Compensation from
		Corporation and
	Aggregate Compensation	Fund Complex
Name of Person and Position	From Corporation*	Paid to Directors**

INDEPENDENT DIRECTORS:
Gilmore, Richard G. – Director ***	$1,512	$56,250
Lehman, Arnold L. – Director	$1,925	$70,000
Masters, Robin J.W. – Director	$1,650	$60,000
McGovern, Jill E. – Director	$1,719	$62,500
Mehlman, Arthur S. – Director	$1,719	$62,500
O’Brien, G. Peter – Director ****	$1,719	$129,000
Rowan, S. Ford – Director	$1,650	$60,000
INTERESTED DIRECTORS:
Curley, John F., Jr. - Chairman of the Board and Director	None	None
Fetting, Mark R. – Director	None	None

*	Represents compensation paid to the directors for the fiscal year ended October 31, 2003.

**	Represents aggregate compensation paid to each director during the calendar year ended December 31, 2003. There are 12 open-end investment companies in the Legg Mason Funds, consisting of 22 portfolios.

***	Compensation paid to Mr. Gilmore prior to his death on September 19, 2003.

****	The total compensation paid to Mr. O’Brien reflects compensation paid by The Royce Funds, consisting of 19 portfolios, in addition to that paid by the Legg Mason Funds.

     Officers and directors who are interested persons of the Corporation, as defined in the 1940 Act, receive no salary or fees from the Corporation. Effective January 1, 2003, the compensation of each director who is not an interested person of the Corporation (“Independent Director”) has been restructured. For serving as a director/trustee of all of the Legg Mason mutual funds, each Independent

Director receives an annual retainer of $30,000 and a fee of $7,500 for each quarterly meeting he or she attends. The Lead Independent Director receives $10,000 per year and the Chair of the Board’s Nominating Committee receives $2,500 per year in additional compensation for their additional time commitment. In addition, the Chair and Deputy Chair of the Board’s Audit Committee receive $5,000 and $2,500 per year, respectively, for their additional time commitments. Independent Directors will also receive a fee of $3,750 or $1,250 for any special Board meetings they attend in-person or by telephone, respectively. These fees are allocated to each Legg Mason fund based on average net assets as of December 31 of the previous year. Beginning in 2003, the directors may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the Corporation. The Legg Mason Funds continue to reimburse Independent Directors for their travel and other out-of-pocket expenses related to their attendance of Board meetings.

On January 31, 2004, the directors and officers of the Corporation beneficially owned in the aggregate less than 1% of any class of the fund’s outstanding shares.

On January 31, 2004, the following shareholders owned of record or beneficially 5% or more of a class of the outstanding shares of the fund. Unless otherwise indicated, each of the shareholders listed below may be contacted c/o the Fund at 100 Light Street, 23rd Floor, Baltimore, Maryland 21202, Attn: Fund Secretary.

Name and Address	Class	% of Class Held

National Investor Services FBO	Primary	5.41%
55 Water Street, 32nd Floor
New York, New York 10041-0028

Legg Mason 529 Plan	Institutional	49.32%
Growth Portfolio

Legg Mason 529 Plan	Institutional	22.96%
Balanced Portfolio

Legg Mason 529 Plan	Institutional	12.09%
Classic Valuation Portfolio

Vanguard Fiduciary Trust Company	Institutional	8.67%
P.O. Box 2600 VM 613
Attn: Outside Funds
Valley Forge, PA 19482-2600
Legg Mason 529 Plan	Institutional	6.27%
Income Portfolio

THE FUND’S INVESTMENT ADVISER AND MANAGER

     Legg Mason Fund Adviser, Inc. (“LMFA”), a Maryland corporation, is located at 100 Light Street, Baltimore, Maryland 21202. LMFA is a wholly owned subsidiary of Legg Mason, Inc., which is also the parent of Legg Mason. LMFA serves as manager to the fund under a management agreement with Light Street Trust, on behalf of the fund (“Management Agreement”).

     The Management Agreement provides that, subject to overall direction by the fund’s Board of Directors, LMFA manages or oversees the investment and other affairs of the fund. LMFA is responsible for managing the fund consistent with the 1940 Act, the Code and the fund’s investment objective and policies described in its Prospectuses and this SAI. LMFA also is obligated to (a) furnish the fund with office space and executive and other personnel necessary for the operation of the fund; (b) supervise all aspects of the fund’s operations; (c) bear the expense of certain informational and purchase and redemption services to the fund’s shareholders; (d) arrange, but not pay for, the periodic updating of prospectuses and preparing proxy materials, tax returns and reports to shareholders and state and federal regulatory agencies; and (e) report regularly to the fund’s officers and directors. LMFA and its affiliates pay all compensation of directors and officers of the fund who are officers, directors or employees of LMFA. The fund pays all of its expenses which are not expressly assumed by LMFA. These expenses include, among others, interest expense, taxes, brokerage fees and commissions, expenses of preparing and printing prospectuses, proxy statements and reports to shareholders and of distributing them to existing shareholders, custodian charges, transfer agency fees, distribution fees to Legg Mason, the fund’s distributor, compensation of the Independent Directors, legal and audit expenses, insurance expense, shareholder meetings, proxy solicitations, expenses of registering and qualifying fund shares for sale under federal and state law, governmental fees and expenses incurred in connection with membership in investment company organizations. The fund also is liable for such nonrecurring expenses as may arise, including litigation to which the fund may be a party. The fund may also have an obligation to indemnify its directors and officers with respect to litigation.

     LMFA receives for its services to the fund a management fee, calculated daily and payable monthly, at an annual rate of 0.75% on up to $1 billion of the average daily net assets of the fund and 0.65% of the average daily net assets of the fund exceeding $1 billion. LMFA has contractually agreed to pay the fund’s expenses related to Primary Class and Institutional Class shares (exclusive of taxes, interest, brokerage and extraordinary expenses), which exceed, in the aggregate, an annual rate of 1.95% and 0.95%, respectively, of the average net assets attributable to these shares, until February 28, 2005.

     For the fiscal years ended October 31, the fund incurred management fees of (prior to fees waived):

Year	Management Fees Paid

2003	$426,114
2002	$525,427
2001	$311,844

     For the fiscal years ended October 31, the following management fees were waived by LMFA:

Year	Management Fees Waived

2003	$128,692
2002	$80,246
2001	$99,786

     Under the Management Agreement, the fund has the non-exclusive right to use the name “Legg Mason” until that Agreement is terminated, or until the right is withdrawn in writing by LMFA.

     Brandywine Asset Management, LLC (“Brandywine”), 201 North Walnut Street, Wilmington, Delaware, a wholly owned subsidiary of Legg Mason, serves as investment adviser to the fund pursuant to an Investment Advisory Agreement between Brandywine and LMFA (“Advisory Agreement”). Under the Advisory Agreement, Brandywine is responsible, subject to the general supervision of LMFA and the fund’s Board of Directors, for the actual management of the fund’s assets, including responsibility for making decisions and placing orders to buy, sell or hold a particular security.

     For Brandywine’s services to the fund, LMFA (not the fund) pays Brandywine a fee, computed daily and payable monthly of 60% of the fee received by LMFA from the fund, net of any waivers by LMFA. For the fiscal years ended October 31, Brandywine received advisory fees of (net of any waiver):

Year	Advisory Fees

2003	$178,453
2002	$267,109
2001	$127,234

     Under the Advisory Agreement and Management Agreement, LMFA and Brandywine will not be liable for any error of judgment or mistake of law or for any loss by the fund in connection with the performance of the Advisory Agreement or Management Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties under the respective Agreement.

     The Advisory Agreement and Management Agreement each terminate automatically upon assignment and are terminable at any time without penalty by vote of the fund’s Board of Directors, by vote of a majority of the fund’s outstanding voting securities, or by LMFA or Brandywine, on not less than 60 days’ notice to the other party to the Agreement, and may be terminated immediately upon the mutual written consent of all parties to the Agreement.

     The fund, LMFA, Brandywine, and Legg Mason each has adopted a code of ethics under Rule 17j-1 of the 1940 Act, which permits personnel covered by the code to invest in securities that may be purchased or held by the fund, but prohibits fraudulent, deceptive or manipulative conduct in connection with such personal investing.

Board Consideration of the Management and Advisory Agreements

     In approving the Management Agreement and Advisory Agreement, the Board of Directors primarily considered whether continuation of the Agreements would be in the best interests of the fund, an evaluation largely based on the nature and quality of the services provided under the Agreements and the overall fairness of the Agreements to the fund. The Independent Directors requested and evaluated an extensive report from LMFA that addressed specific factors designed to inform the Board of Directors’ consideration of these and other issues. The Independent Directors met with experienced mutual fund legal counsel separately from the full Board of Directors to evaluate this report.

     With respect to the nature and quality of the services provided, the Board of Directors considered the performance of the fund in comparison to relevant market indices, the performance of a peer group of investment companies pursuing broadly similar strategies, and the degree of risk undertaken by the portfolio manager.

     The Board of Directors also considered the adviser’s procedures for executing portfolio transactions for the fund. The Board of Directors considered available data on the quality of execution and use of brokerage to obtain investment research and other services.

     With respect to the overall fairness of the Management Agreement and Advisory Agreement, the Board of Directors primarily considered the fee structure of the Agreements and the profitability of the manager, the adviser and their affiliates from their overall association with the fund. The Board of Directors reviewed information about the rates of compensation paid to investment advisers, and overall expense ratios, for funds comparable in size, character and investment strategy to the fund. The Board of Directors considered the specific portfolio management issues that contributed to the fund’s advisory fee. The Board of Directors also considered the voluntary limits on fund expenses undertaken by the manager.

In concluding that the benefits accruing to the manager, adviser and their affiliates by virtue of their relationship to the fund were reasonable in comparison with the costs of the provision of management and investment advisory services and the benefits accruing to the fund, the Board of Directors reviewed specific data as to the adviser’s profit or loss on the fund for a recent period. In prior years, the Board of Directors have reviewed and discussed at length a study by an outside accounting firm evaluating Legg Mason’s cost allocation methodology.

     In addition to the annual Board of Directors meeting in which the Management Agreement and Advisory Agreement are reviewed, the Board of Directors meets at least another three times a year in order to oversee the management and performance of the fund. The portfolio manager of the fund makes periodic presentations at these meetings. Such meetings provide additional opportunities for the Board of Directors to discuss performance, brokerage, compliance and other fund issues. The Board of Directors also draws upon its long association with the manager and its personnel, and the Board of Directors members’ familiarity with the culture of the organization, the manner in which it has handled past problems, and its treatment of investors.

* * * * *

     As the fund may hold various equity securities in its portfolio, it often has the right to vote by proxy on items of business with respect to the issuers whose securities it owns. The Legg Mason funds have developed proxy voting procedures whereby, subject to Board oversight, the advisers and/or sub-advisers that actually manage the assets of the fund are delegated the responsibility for assessing and voting each fund’s proxies in accordance with their own proxy voting policies and procedures. These policies and procedures include specific provisions to determine when a conflict exists between the fund and its adviser and its affiliates. Copies of the proxy voting policies and procedures are attached to this SAI as Appendix B.

     Beginning September 2004, information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge by calling 1-800-822-5544 (toll free).

PORTFOLIO TRANSACTIONS AND BROKERAGE

     The portfolio turnover rate is computed by dividing the lesser of purchases or sales of securities for the period by the average value of portfolio securities for that period. Short-term securities are excluded from the calculation.

     For the fiscal years ended October 31, the fund’s portfolio turnover rates were as follows:

Year	Portfolio Turnover Rate

2003	64%
2002	84%

     Under the Advisory Agreement with the fund, Brandywine is responsible for the execution of the fund’s portfolio transactions and must seek the most favorable price and execution for such transactions, subject to the possible payment, as described below, of higher brokerage commissions to brokers who provide research and analysis. The fund may not always pay the lowest commission or spread available. Rather, in placing orders for the fund Brandywine also takes into account such factors as size of the order, difficulty of execution, efficiency of the executing broker’s facilities (including the services described below), and any risk assumed by the executing broker.

     Consistent with the policy of most favorable price and execution, Brandywine may give consideration to research, statistical and other services furnished by brokers or dealers to it for its use,

may place orders with brokers who provide supplemental investment and market research and securities and economic analysis and may pay to these brokers a higher brokerage commission than may be charged by other brokers or a higher transaction fee on so-called “riskless principal” trades in certain Nasdaq securities. Such services include, without limitation, advice as to the value of securities; the advisability of investing in, purchasing, or selling securities; advice as to the availability of securities or of purchasers or sellers of securities; and furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. Such research and analysis may be useful to Brandywine in connection with services to clients other than the fund whose brokerage generated the service. On the other hand, research and analysis received by Brandywine from brokers executing orders for clients other than the fund may be used for the fund’s benefit. LMFA’s and Brandywine’s fees are not reduced by reason of their receiving such brokerage and research services.

     From time to time the fund may use Legg Mason as broker for agency transactions in listed and OTC securities at commission rates and under circumstances consistent with the policy of best execution. Commissions paid to Legg Mason will not exceed “usual and customary brokerage commissions.” Rule 17e-1 under the 1940 Act defines “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” In the OTC market, the fund generally deals with responsible primary market-makers unless a more favorable execution can otherwise be obtained.

     For the fiscal years ended October 31, the fund paid total brokerage commissions as follows:

Brokerage Commissions
Year	Paid

2003	$181,238
2002	$377,217
2001	$204,513

     For the fiscal years ended October 31, 2003, 2002 and 2001 Legg Mason received no brokerage commissions from the fund.

     On October 31, 2003, the fund held shares of its regular broker-dealers or parent companies of its regular broker-dealers as follows:

Name	Market Value

The Goldman Sachs Group, Inc.	$1,464,840
J.P. Morgan Chase & Co.	$1,694,121
Citigroup, Inc.	$1,422,000

     Except as permitted by SEC rules or orders, the fund may not buy securities from, or sell securities to, Legg Mason or its affiliated persons as principal. The fund’s Board of Directors has adopted procedures in conformity with Rule 10f-3 under the 1940 Act whereby the fund may purchase securities that are offered in certain underwritings in which Legg Mason or any of its affiliated persons is a participant. These procedures, among other things, limit the fund’s investment in the amount of securities of any class of securities offered in an underwriting in which Legg Mason or any of its affiliated persons is a participant so that the fund, together with all other registered investment companies having the same adviser and private accounts controlled by the same adviser, may not purchase more than 25% of the principal amount of the offering of such class. In addition, the fund may not purchase securities during the existence of an underwriting if Legg Mason is the sole underwriter for those securities.

     Section 11(a) of the Securities Exchange Act of 1934 prohibits Legg Mason from receiving compensation for executing transactions on an exchange for its affiliates, such as the fund, unless the affiliate expressly consents by written contract. The fund’s Advisory Agreement expressly provides such consent.

     Investment decisions for the fund are made independently from those of other funds and accounts advised by LMFA or Brandywine. However, the same security may be held in the portfolios of more than one fund or account. When two or more accounts simultaneously engage in the purchase or sale of the same security, the prices and amounts will be equitably allocated to each account. In some cases, this procedure may adversely affect the price or quantity of the security available to a particular account. In other cases, however, an account’s ability to participate in large-volume transactions may produce better executions and prices.

THE FUND’S DISTRIBUTOR

     Legg Mason acts as distributor of the fund’s shares pursuant to a separate Underwriting Agreement with the fund. Except as noted in the Prospectus, the Corporation’s shares are distributed in a continuous offering. The Underwriting Agreement obligates Legg Mason to promote the sale of fund shares and to pay certain expenses in connection with its distribution efforts, including expenses for the printing and distribution of prospectuses and periodic reports used in connection with the offering to prospective investors (after the prospectuses and reports have been prepared, set in type and mailed to existing shareholders at the fund’s expense), and for supplementary sales literature and advertising costs.

     Under the Underwriting Agreement, the fund has the non-exclusive right to use the name “Legg Mason” until that agreement is terminated, or until the right is withdrawn in writing by Legg Mason.

     The fund has adopted a Distribution and Services Plan (“Plan”) for Primary Class shares which, among other things, permits the fund to pay Legg Mason fees for its services related to sales and distribution of Primary Class shares and the provision of ongoing services to Primary Class shareholders. Payments are made only from assets attributable to Primary Class shares. Under the Plan, the aggregate fees may not exceed 1.00% of the fund’s annual average daily net assets attributable to Primary Class shares. Distribution activities for which such payments may be made include, but are not limited to, compensation to persons who engage in or support distribution and redemption of shares, printing of prospectuses and reports for persons other than existing shareholders, advertising, preparation and distribution of sales literature, overhead, travel and telephone expenses, all with respect to Primary Class shares only.

     Amounts payable by the fund under the Plan need not be directly related to the expenses actually incurred by Legg Mason on behalf of the fund. The Plan does not obligate the fund to reimburse Legg Mason for the actual expenses Legg Mason may incur in fulfilling its obligations under the Plan. Thus, even if Legg Mason’s actual expenses exceed the fee payable to Legg Mason at any given time, the fund will not be obligated to pay more than that fee. If Legg Mason’s expenses are less than the fee it receives, Legg Mason will retain the full amount of the fee.

     With respect to Primary Class shares, Legg Mason and LMFA agreed to waive their fees for the fund, if necessary to achieve the limits described in “The Fund’s Investment Adviser/Manager” above.

     The Plan was adopted, as required by Rule 12b-1 under the 1940 Act, by a vote of the Board of Directors, including a majority of the directors who are not “interested persons” of the corporation as that term is defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of the Plan or the Underwriting Agreement (“12b-1 Directors”). In approving the continuance of the Plan, in accordance with the requirements of Rule 12b-1, the directors determined that there was a reasonable likelihood that the Plan would benefit the fund and its Primary Class shareholders. The directors considered, among other things, the extent to which the potential benefits of the Plan to the fund’s Primary Class shareholders could offset the costs of the Plan; the likelihood that the Plan would succeed in producing such potential benefits; the merits of certain possible alternatives to the Plan; and the extent to which the retention of assets and additional sales of the fund’s Primary Class shares would be likely to maintain or increase the amount of compensation paid by the fund to LMFA and Brandywine.

     In considering the costs of the Plan, the directors gave particular attention to the fact that any payments made by the fund to Legg Mason under the Plan would increase the fund’s level of expenses in the amount of such payments. Further, the directors recognized that LMFA and Brandywine would earn greater management fees if the fund’s assets were increased, because such fees are calculated as a percentage of the fund’s assets and thus would increase if net assets increase. The directors further recognized that there can be no assurance that any of the potential benefits described below would be achieved if the Plan was implemented.

     Among the potential benefits of the Plan, the directors noted that the payment of commissions and service fees to Legg Mason and its financial advisers could motivate them to improve their sales efforts with respect to the fund’s Primary Class shares and to maintain and enhance the level of services they provide to the fund’s Primary Class shareholders. These efforts, in turn, could lead to increased sales and reduced redemptions, eventually enabling the fund to achieve economies of scale and lower per share operating expenses. Any reduction in such expenses would serve to offset, at least in part, the additional expenses incurred by the fund in connection with its Plan. Furthermore, the investment management of the fund could be enhanced, as net inflows of cash from new sales might enable its portfolio manager to take advantage of attractive investment opportunities, and reduced redemptions could eliminate the potential need to liquidate attractive securities positions in order to raise the funds necessary to meet the redemption requests.

     As compensation for its services and expenses, Legg Mason receives from the fund an annual distribution fee equivalent to 0.75% of its average daily net assets attributable to Primary Class shares and a service fee equivalent to 0.25% of its average daily net assets attributable to Primary Class shares in accordance with the Plan. All distribution and service fees are calculated daily and paid monthly.

     The Plan will continue in effect only so long as it is approved at least annually by the vote of a majority of the Board of Directors, including a majority of the 12b-1 Directors, cast in person at a meeting called for the purpose of voting on the Plan. The Plan may be terminated by a vote of a majority of the 12b-1 Directors or by a vote of a majority of the outstanding voting Primary Class shares. Any change in the Plan that would materially increase the distribution cost to the fund requires shareholder approval; otherwise the Plan may be amended by the directors, including a majority of the 12b-1 Directors.

     In accordance with Rule 12b-1, the Plan provides that Legg Mason will submit to the fund’s Board of Directors, and the directors will review, at least quarterly, a written report of any amounts expended pursuant to the Plan and the purposes for which expenditures were made. In addition, as long as the Plan is in effect, the selection and nomination of candidates for Independent Director will be committed to the discretion of the Independent Directors.

     For the fiscal year ended October 31, 2003, the fund paid distribution and/or service fees (prior to waiver) of $563,613 with respect to Primary Class shares. For the fiscal year ended October 31, 2003, Legg Mason waived distribution fees of $3,788.

     For the fiscal year ended October 31, 2003, Legg Mason incurred the following expenses in connection with distribution and shareholder services with respect to Primary Class shares of the fund:

Compensation to sales personnel	$265,000
Advertising	$378,000
Printing and mailing of prospectuses to prospective shareholders	$95,000
Administration, overhead and corporate training	$165,000
Total expenses	$903,000

     The foregoing are estimated and do not include all expenses fairly allocable to Legg Mason’s or its affiliates’ efforts to distribute Primary Class shares of the fund.

CAPITAL STOCK INFORMATION

     The Articles of Incorporation of Light Street Trust authorize issuance of 300 million shares of common stock, par value $0.001 per share of Legg Mason Classic Valuation Fund. The fund currently offers two classes of shares – Primary Class shares and Institutional Class shares. Each class represents interests in the same pool of assets. A separate vote is taken by a class of shares of the fund if a matter affects just that class of shares.

     Each share in the fund is entitled to one vote for the election of directors and any other matter submitted to a vote of fund shareholders. Fractional shares have fractional voting rights. Voting rights are not cumulative. All shares in the fund are fully paid and nonassessable and have no preemptive or conversion rights.

     Shareholder meetings will not be held except: where the Investment Company Act of 1940 requires a shareholder vote on certain matters (including the election of directors, approval of an advisory contract, and certain amendments to the plan of distribution pursuant to Rule 12b-1); at the request of a majority of the shares entitled to vote as set forth in the Bylaws of Light Street Trust; or as the Board of Directors from time to time deems appropriate.

THE FUND’S CUSTODIAN AND TRANSFER AND DIVIDEND-DISBURSING AGENT

     State Street Bank and Trust Company (“State Street”), P.O. Box 1713, Boston, Massachusetts 02105, serves as custodian of the fund’s assets. BFDS, P.O. Box 953, Boston, Massachusetts 02103, as agent for State Street, serves as transfer and dividend-disbursing agent and administrator of various shareholder services. LM Fund Services, Inc. (“LMFS”) serves as sub-transfer agent to the fund assisting BFDS with certain of its duties as transfer agent. LMFS receives from BFDS for its services a percentage of the per account fees the fund pays BFDS for transfer agency services. Shareholders who request a historical transcript of their account will be charged a fee based upon the number of years researched. The fund reserves the right, upon 60 days’ written notice, to institute other charges on shareholders to cover the fund’s administrative costs. LMFS may also receive compensation for providing certain shareholder services to Institutional Class shareholders of the fund.

THE FUND’S LEGAL COUNSEL

     Kirkpatrick & Lockhart LLP, 1800 Massachusetts Ave., N.W., Washington, D.C. 20036-1800, serves as counsel to the fund.

THE FUND’S INDEPENDENT ACCOUNTANTS

     PricewaterhouseCoopers LLP, 250 W. Pratt Street, Baltimore, MD 21201, serves as the fund’s independent accountants.

FINANCIAL STATEMENTS

     The Annual Reports to Shareholders for the fiscal year ended October 31, 2003, contain the financial statements, accompanying notes and the report of PricewaterhouseCoopers LLP, its independent accountants, all of which are hereby incorporated by reference herein.

Appendix A

RATINGS OF SECURITIES

Description of Moody’s Investors Service, Inc. (“Moody’s”) Ratings:

Long-Term Debt Ratings

     Aaa - An obligation rated Aaa is judged to be of the highest quality, with minimal credit risk.

     Aa - An obligation rated Aa is judged to be of high quality and are subject to very low credit risk. Obligations rated Aaa and Aa comprise what are generally known as high-grade bonds.

     A - An obligation rated A is considered upper-medium grade and are subject to low credit risk.

     Baa - An obligation rated Baa is subject to moderate credit risk. Obligations rated Baa are considered medium grade and as such may possess certain speculative characteristics.

     Ba - An obligation rated Ba is judged to have speculative elements and is subject to substantial credit risk.

     B - An obligation rated B is considered speculative and is subject to high credit risk.

     Caa - An obligation rated Caa is judged to be of poor standing and is subject to very high credit risk.

     Ca - An obligation rated Ca is judged to be highly speculative and is likely in, or very near, default, with some prospect for recovery of principal and interest.

     C - An obligation rated C is the lowest rated class of bonds and is typically in default, with little prospect for recovery of principal or interest.

     Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Short-Term Debt Ratings

     Prime-1 - Issuers with a Prime-1 (or supporting institutions) have a superior ability for repayment of short-term debt obligations.

     Prime-2 – Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of short-term debt obligations.

     Prime-3 – Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of short-term obligations.

     Not Prime – Issuers (or supporting institutions) rated not prime do not fall within any of the Prime rating categories.

Description of Standard & Poor’s (“S&P”) Ratings:

Long-Term Issue Credit Ratings

     AAA - An obligation rated AAA has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

     AA - An obligation rated AA differs from the highest rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

     A - An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

     BBB - An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

     BB - An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

     B - An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

     CCC - An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

     CC - An obligation rated CC is currently highly vulnerable to nonpayment.

     C - The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

     D - An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     Plus (+) or minus (-)-The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     c - The ‘c’ subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer’s bonds are deemed taxable.

     p - The letter p indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

     *     - Continuance of ratings is contingent upon S&P’s receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

     r -The r is attached to highlight derivatives, hybrids and certain other obligations that S&P believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities whose principal or interest return is indexed to equities, commodities or other instruments. The absence of an ‘r’ symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

     N.R. Not rated.

Commercial Paper

     A-1. - A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

     A-2. - A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory

     A-3. - A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Appendix B

Legg Mason Funds
Proxy Voting Policies
May 2003

These policies are designed to address the rights and responsibility of the Legg Mason funds to ensure that proxies held by the funds are voted in the best interests of each respective fund. Some Legg Mason funds, particularly fixed-income funds, will rarely own securities that have corresponding voting rights. Other funds, however, own equity securities and these policies are designed to assure that proxies are voted in the best interests of the funds, to address potential conflicts of interest, and to keep proxy voting records.

1.     Voting Proxies – Proxies solicited for items of business with respect to issuers whose voting securities are owned by a Legg Mason fund, if voted by the fund, must be voted in the best interests of the fund.

2.     Proxy Voting Policies of Advisers to Legg Mason funds – Each investment adviser and sub-adviser to a Legg Mason fund must have written proxy voting policies and procedures, including policies and procedures to address potential material conflicts between an adviser and its clients (including the fund). Each different adviser may have different proxy voting policies and procedures that are individually tailored to fit its respective businesses and investment styles.

3.     Funds’ Proxy Voting Policies and Procedures — The investment advisers and sub-advisers to the Legg Mason funds are responsible for managing the assets of the fund or funds they manage, including voting proxies. In accordance with the procedures noted below, the Board of Directors/Trustees of the Legg Mason funds will initially and periodically review and approve the use of the advisers’ policies for the voting of the funds’ proxies. The policies and procedures that a fund will utilize with respect to proxy voting shall be the proxy voting policies and procedures of the adviser or sub-adviser that actually manages the assets of the fund. Each adviser or sub-adviser is responsible for maintaining all proxy voting records required to be established and maintained by the Legg Mason fund or funds it manages and shall provide such records to the fund(s) upon request.

4.     Annual Review – An adviser’s proxy voting policies and procedures must be initially reviewed, and their use on behalf of a Legg Mason fund must be approved by the Board of Directors/Trustees. In addition, on an annual basis, each adviser must report any significant problems that arose during the year related to voting the funds’ proxies or reporting the votes pursuant to regulatory requirements, any material conflicts, how such conflicts were addressed, and the total number of proxies voted during the previous year. Advisers should also be prepared to discuss any novel or controversial proxy votes during their semi-annual reports to the Board of Directors/Trustees and any votes that were inconsistent with the adviser’s stated proxy voting policies and procedures.

5.     Changes to Advisers’ Policies and Procedures — On an annual basis, any material changes to an adviser’s proxy voting policies and procedures, as relevant to the funds, must be reported to the Board of Directors/Trustees, which shall review and, in its discretion, approve the use of such amended proxy voting policies and procedures.

Legg Mason Fund Adviser, Inc.
Proxy Voting Policies and Procedures
May 2003

Legg Mason Fund Adviser, Inc. (“LMFA”) acts as investment adviser to several Legg Mason funds pursuant to contracts between the funds and LMFA. In these cases, LMFA retains a sub-adviser to perform all investment advisory services for the funds. LMFA delegates to each sub-adviser the responsibility for voting proxies for the Legg Mason funds, as applicable, through LMFA’s contracts with each sub-adviser. Each sub-adviser may use its own proxy voting policies and procedures to vote proxies of a fund if the fund’s Board reviews and approves the use of those policies and procedures. Accordingly, LMFA does not expect to have proxy voting responsibility for any of the Legg Mason funds.

Should LMFA become responsible for voting proxies for any reason, such as the inability of a sub-adviser to provide investment advisory services, LMFA shall utilize the proxy voting guidelines established by the most recent sub-adviser for the fund to vote proxies in the best interest of that fund until a new sub-adviser is retained and the use of its proxy voting policies and procedures is authorized by the Board of Directors/Trustees of the Legg Mason fund. If LMFA becomes responsible for voting proxies, LMFA shall maintain records of all proxy votes in accordance with applicable securities laws and regulations.

In the case of a material conflict between the interests of LMFA (or its affiliates, if such conflict is known to persons responsible for voting at LMFA) and any Legg Mason fund, proxies shall be voted according to the recommendation of an independent third party.

Issues to be reviewed in making the determination of whether a potential conflict is material include, but are not limited to:

1.	Whether LMFA manages assets for the issuer, a shareholder proponent or an employee group of the issuer or otherwise has a current or potential business relationship with the issuer;

2.	Whether LMFA, an officer or director of the adviser or the applicable portfolio manager, analyst or other person(s) responsible for recommending the proxy vote (together, “Voting Persons”) is a close relative of or has any personal or business relationship with the issuer (excluding normal commercial transactions and investment relationships where there is no special treatment), with an officer, director or other executive person at the issuer, with a candidate for election to the board of the issuer or with a shareholder proponent;

3.	Whether there is any other material business or personal relationship as a result of which a Voting Person has an interest in the outcome of the matter before shareholders; or

4.	Whether an affiliate of LMFA has a conflict as described in #1-3 above and such conflict is known to LMFA’s Voting Persons.

All of the conflicts noted above should be deemed material. If the conflict resides with an individual Voting Person, that person will exclude him- or herself from the vote determination process in order to shield LMFA and the other Voting Persons from the conflict, provided that the other Voting Persons can determine a vote without undue influence from the conflicted Voting Person. If the conflict cannot be walled off, the vote will be passed on to a neutral third-party service provider. Any time a material conflict is encountered, LMFA will keep records on the nature of the conflict, the actual vote and the basis for the vote determination.

LMFA shall be responsible for gathering relevant documents and records related to proxy voting from each sub-adviser and providing them to the funds as required for the funds to comply with applicable rules under the Investment Company Act of 1940. LMFA shall also be responsible for coordinating the provision of information to the Board with regard to the proxy voting policies and procedures of each sub- adviser, including the actual proxy voting policies and procedures of each sub-adviser, changes to such policies and procedures, and reports on the administration of such policies and procedures.

Questions regarding this policy should be referred to the Legal and Compliance Department of Legg Mason Wood Walker, Incorporated.

Brandywine Asset Management, LLC
Proxy Voting Policy

Brandywine Asset Management, LLC has implemented policies and procedures that we believe are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with our fiduciary duties and the Investment Advisers Act of 1940 (“Advisers Act”). Our authority to vote the proxies of our clients is established through investment management agreements or comparable documents.

In exercising its voting authority, Brandywine will not consult or enter into agreements with officers, directors or employees of its parent, Legg Mason Inc., or any of its affiliates, regarding the voting of any securities owned by its clients.

While the guidelines included in the procedures are intended to provide a benchmark for voting standards, each vote is ultimately cast on a case-by-case basis, taking into consideration Brandywine’s contractual obligations to our clients and all other relevant facts and circumstances at the time of the vote (such that these guidelines may be overridden to the extent Brandywine believes appropriate).

VOTING AUTHORITY

•	Brandywine shall assume the responsibility and authority with respect to the voting of proxies for all client accounts, unless such responsibility and authority expressly have been delegated to others or reserved to the trustee or other named fiduciary of a client account. In no event will Brandywine’s authority to vote proxies obligate it to undertake any shareholder activism on behalf of any client.

•	Brandywine’s clients shall be responsible for notifying their custodians of the name and address of the person or entity with voting authority.

•	Brandywine’s Legal and Compliance Department is responsible for overseeing the proxy voting process. The gathering and voting of proxies is coordinated through the Administrative Department and Brandywine maintains internal procedures to govern the processing of proxies, including handling client requests and monitoring for potential material conflicts. Research analysts, corporate action specialists and portfolio managers, otherwise referred to as voting persons, are responsible for determining appropriate voting positions on each proxy utilizing any applicable guidelines contained in these procedures.

•	Brandywine will not decline to vote proxies except in extraordinary circumstances, nor will Brandywine accept direction from others with regard to the voting of proxies. Brandywine will take the investment guidelines of an account into consideration in deciding how to vote on a particular issue.

•	Brandywine may vote proxies related to the same security differently for each client.

•	Brandywine seeks to identify any material conflicts that may arise between the interests of Brandywine and its clients in accordance with the following procedures. Except for extraordinary circumstances, in any such instance, the material conflict will be resolved by either excluding any conflicted person from the voting process or by voting in accordance with the recommendation of Institutional Shareholder Services (ISS), an independent third party.

•	All relevant proxies are reviewed by the Legal and Compliance Department for material conflicts of interest. Issues to be reviewed may include whether Brandywine manages assets for the issuer, a shareholder proponent or an employee group of the issuer or otherwise has a current or potential business relationship with the issuer; whether Brandywine, one of its officers or directors or any voting person is a close relative of or has any personal or business relationship with the issuer (excluding normal commercial transactions and investment relationships where there is no special treatment), with an officer, director or other executive person at the issuer, with a candidate for election to the board of the issuer or with a shareholder proponent; whether there is any other material business or personal relationship which may create an interest in the outcome of the matter on the part of a voting person; or whether an affiliate of Brandywine’s has a conflict as described above which is known to Brandywine’s voting persons. Conflicts of this nature will be considered material. If the conflict pertains to an individual voting person, that person will exclude him- or herself from the vote determination process in order to shield the Brandywine and other voting persons from the conflict, provided the compliance department believes that the other voting persons can determine a vote completely separate from the conflicted voting person. If the conflict cannot be contained, the proxy is voted according to the recommendation of ISS. Any time a material conflict is encountered, Brandywine will keep records on the nature of the conflict, the actual vote and the basis for the vote determination.

VOTING GUIDELINES

•	Proxies will not be voted without an analysis of the underlying issues involved.

•	Brandywine’s proxy voting policy at all times shall be directed toward maximizing the value of the assets of managed accounts, for the benefit of the accounts’ ultimate owners/beneficiaries.

•	Any item on a proxy which would tend to inhibit the realization of maximum value may receive a negative vote from Brandywine. Examples of such items would be staggered terms for directors, restrictions against cumulative voting, establishment of different classes of stock, excessive compensation, poor stewardship, or any activity which could be viewed as a “poison pill” maneuver.

•	On other matters specific to a company, such as the election of directors, the appointment of auditors, granting of options, repricing of options, mergers and other material issues, a decision shall be made in conjunction with the primary analyst responsible for overseeing that company, consistent with the policy of maximizing value.

VOTING RECORDS & CLIENT NOTIFICATION

•	A complete record and file of all votes cast shall be maintained by Brandywine for the period prescribed by the Securities Exchange Commission. Brandywine will similarly maintain copies of policies and procedures, proxy booklets, copies of any documents created by Brandywine that were material to making a decision how to vote proxies and a log of proxy requests and responses.

A proxy log shall be maintained by Brandywine that includes the issuer name, exchange ticker symbol, CUSIP number, shareholder meeting date, brief identification of the matter voted on, whether the matter was proposed by the issuer or by a shareholder of the issuer, whether a vote was cast on the matter, record of how the vote was cast, and whether the vote was cast for or against the recommendation of the issuer’s management team.

•	Clients may obtain information with regard to the manner in which their proxies were voted, as well as detailed policies and procedures by contacting Brandywine Asset Management, LLC, Three Christina Centre, 201 N. Walnut Street, Suite 1200, Wilmington, Delaware 19801, attention: Proxy administrator.

•	In addition, a description of these Policies shall be provided to new clients prior to the inception of their account, simultaneous with the provision of Brandywine’s Disclosure Brochure whenever possible.

Legg Mason Light Street Trust, Inc.

Part C. Other Information

Item 23. Exhibits

(a)	Articles of Incorporation (1)

(i)	Articles of Amendment dated August 12, 1999 (3)

(ii)	Articles Supplementary dated August 12, 1999 (3)

(iii)	Articles of Amendment dated October 19, 1999 (4)

(iv)	Articles of Amendment dated October 12, 2000 (5)

(v)	Articles of Amendment dated December 11, 2000 (5)

(vi)	Articles of Amendment dated September 24, 2001 (6)

(b)	Amended and Restated Bylaws (8)

(c)	Instruments defining the rights of security holders with respect to Legg Mason Light Street Trust, Inc. are contained in the following: (i) Articles of Incorporation, which are incorporated herein by reference as Exhibit (b)(1)(a) to Item 24 of Part C of the Initial Registration Statement, SEC File No. 333-61525, filed August 14, 1998, and subsequent amendments thereto, and (ii) Amended and Restated Bylaws, which are incorporated herein by reference as Exhibit (b) to Item 23 of Part C of Post-Effective Amendment No. 9 to the Registration Statement, SEC File No. 333-61525, filed December 20, 2002.

(d)	(i) Investment Advisory Agreement - Classic Valuation (5)

(ii)	Management Agreement - Classic Valuation (5)

(iii)	Fee Waiver Agreement – filed herewith

(e)	Underwriting Agreement - Classic Valuation (5)

(i) Amendment to Underwriting Agreement (11)

(f)	Bonus, profit sharing or pension plans – none

(g)	(i) Custodian Contract (5)

(ii) Amendment to Custodian Contract dated July 1, 2001 (6)

(h)	(i) Transfer Agency and Service Agreement (5)

(ii)	Amendment to Transfer Agency and Service Agreement dated November 1, 2001 (8)

(iii)	Amendment and Restatement of Credit Agreement dated March 15, 2002 (7)

(iv)	Delegation Amendment to Transfer Agency and Service Agreement (11)

(i)	Opinion of counsel — filed herewith

(j)	Consent of independent accountants — filed herewith

(k)	Financial statements omitted from Item 22 – none

(l)	Agreement for providing initial capital with respect to the Registrant (2)

(m)	Distribution Plan pursuant to Rule 12b-1 - Classic Valuation (5)

(n)	Amendment to Multiple Class Plan Pursuant to Rule 18f-3 — filed herewith

(p)	(i)	Code of Ethics for the fund and its principal underwriter (10)

	(ii)	Code of Ethics for the investment adviser —filed herewith

(1)	Incorporated herein by reference to corresponding exhibit of the initial Registration Statement of Legg Mason Light Street Trust, Inc., SEC File No. 333-61525, filed August 14, 1998.

(2)	Incorporated herein by reference to corresponding exhibit of Pre-Effective Amendment No. 1 to the Registration Statement of Legg Mason Light Street Trust, Inc., SEC File No. 333-61525, filed January 22, 1999.

(3)	Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 1 to the Registration Statement of Legg Mason Light Street Trust, Inc., SEC File No. 333-61525, filed August 13, 1999.

(4)	Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 3 to the Registration Statement of Legg Mason Light Street Trust, Inc., SEC File No. 333-61525, filed October 27, 1999.

(5)	Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 7 to the Registration Statement of Legg Mason Light Street Trust, Inc., SEC File No. 333-61525, filed December 19, 2000.

(6)	Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 8 to the Registration Statement of Legg Mason Light Street Trust, Inc., SEC File No. 333-61525, filed January 29, 2002.

(7)	Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 33 to the Registration Statement of Legg Mason Income Trust, Inc., SEC File No. 33-12092, filed April 3, 2002.

(8)	Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 9 to the Registration Statement of Legg Mason Light Street Trust, Inc., SEC File No. 333-61525, filed December 20, 2002.

(9)	Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 10 to the Registration Statement of Legg Mason Light Street Trust, Inc., SEC File No. 333-61525, filed February 19, 2003.

(10)	Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 35 to the Registration Statement of Legg Mason Value Trust, Inc., SEC File No. 2-75766, filed July 18, 2003.

(11)	Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 36 to the Registration Statement of Legg Mason Income Trust, Inc., SEC File No. 33-12092, filed November 28, 2003.

Item 24. Persons Controlled By or Under Common Control with Registrant

              None

Item 25. Indemnification

Reference is made to Article 11 of Registrant’s Amended and Restated Articles of Incorporation, Article 10 of Registrant’s Amended and Restated Bylaws, Section 2-418 of the Maryland General Corporation Law and Section 8 of the Underwriting Agreement. Article 10 of Registrant’s Amended and Restated Bylaws

also provides that certain expenses incurred in defending a proceeding involving directors, officers, employees and agents will be paid by the Corporation in advance of a final disposition thereof if certain conditions are met.

In Section 8 of the Underwriting Agreement relating to the securities offered hereby, the Registrant agrees to indemnify the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act of 1933, as amended (“Securities Act”), against certain types of civil liabilities arising in connection with the Registration Statement or the Prospectuses and Statement of Additional Information.

Insofar as indemnification for liabilities arising under the Securities Act may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Manager and Investment Adviser

I.     Legg Mason Fund Adviser, Inc. (“LMFA”) is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The following is a list of other substantial business activities in which directors, officers or partners of LMFA have been engaged as director, officer, employee, partner or trustee.

Deepak Chowdhury	Vice President, LMFA
Senior Vice President, Legg Mason, Inc.
Senior Vice President, LMWW
Director, Barrett
Director, Bartlett
Director, Batterymarch
Director, Berkshire
Director, Legg Mason Asset Management (Asia) Pte. Ltd
Director, PCM Holdings, Inc.
Director, PCM Holdings II, LLC

Mark R. Fetting	President and Director, LMFA
Executive Vice President, Legg Mason, Inc.
Director, LMFM

Marie K. Karpinski	Vice President and Treasurer, LMFA
Vice President and Treasurer, LMFM
Vice President and Treasurer, Western Assets Funds, Inc.

Joe LaRocque	Vice President, LMFA

Timothy C. Scheve	Director, LMFA
President and Director, LMWW
Senior Executive Vice President, Legg Mason, Inc.

Director, Howard Weil Incorporated
Director, Legg Mason Canada Holdings, Ltd.
Director, LMCM
Director, LMFM
Director, LMT
Director, LMFS

Edward A. Taber III	Director, LMFA
Senior Executive Vice President and Head of Institutional Asset
Management, Legg Mason, Inc.
Manager, Brandywine
Director, Batterymarch
Director, Legg Mason Asset Management (Asia) Pte. Ltd
Director, LMCM
Director, LMREI
Director, Legg Mason Canada
Director, WAMCL
Director, WAM

II. Brandywine Asset Management, LLC (“Brandywine”) is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The following is a list of other substantial business activities in which directors, officers or partners of Brandywine have been engaged as director, officer, employee, partner or trustee.

Thomas C. Merchant	Assistant Secretary, Brandywine
Vice President, Deputy General Counsel and Asst Secretary, LMWW
Vice President and Secretary, Legg Mason Funding Corp.
Assistant Secretary and Deputy General Counsel, Legg Mason, Inc.
Assistant Secretary, Focus
Assistant Secretary, LMTower
Assistant Secretary, LMFS
Assistant Secretary, Legg Mason Realty Group, Inc.
Assistant Secretary, Legg Mason Realty Capital, Inc.
Assistant Secretary, Legg Mason Mortgage Capital Corporation
Assistant Secretary, Legg Mason Real Estate Securities Advisors, Inc.
Secretary, Barrett
Secretary, LMCM
Secretary, LMFM
Secretary, Legg Mason Commercial Real Estate Service, Inc.
Secretary, LMMB
Secretary, Legg Mason Properties, Inc.
Secretary, Legg Mason Real Estate Investors, Inc.

Robert F. Price	Secretary, Brandywine
Senior Vice President, General Counsel and Secretary, Legg Mason, Inc.
Senior Vice President and Secretary, LMWW
Secretary, Focus
Secretary, LMRES
Secretary, LMTower
Secretary, Legg Mason Financial Services, Inc.
Secretary, Legg Mason Mortgage Capital Corporation
Secretary, Legg Mason Realty Group, Inc.
Secretary, Legg Mason Realty Capital, Inc.

Edward A. Taber III	Manager, Brandywine
Senior Executive Vice President and Head of Institutional Asset Management, Legg Mason, Inc.
Director, Batterymarch
Director, Legg Mason Asset Management (Asia) Pte. Ltd
Director, LMCM
Director, LMFA
Director, LMREI
Director, Legg Mason Canada
Director, WAMCL

Director, WAM

Barrett Associates, Inc. (“Barrett”)
90 Park Avenue
New York, NY 10016

Bartlett & Co. (“Bartlett”)
36 East Fourth Street
Cincinnati, OH 45202

Batterymarch Financial Management, Inc. (“Batterymarch”)
200 Clarendon Street
Boston, MA 02116

Berkshire Asset Management, Inc. (“Berkshire”)
46 Public Square, Suite 700
Wilkes-Barre, PA 18701

Brandywine Asset Management, LLC. (“Brandywine”)
Three Christina Centre, Suite 1200
201 North Walnut Street
Wilmington, DE 19801

Gray, Seifert & Co., Inc. (“Gray, Seifert”)
380 Madison Avenue
New York, NY 10017

Howard Weil Incorporated
Energy Centre
1100 Poydras Street
Suite 3500
New Orleans, LA 70163

Legg Mason Asset Management (Asia) Pte. Ltd
Three Temasek Avenue, #10-02, Centennial Tower
Singapore 039010

Legg Mason Canada Holdings, Ltd.
P. O. Box 7289
Stn. “A”
Saint John, N.B. E2L 4S6

Legg Mason Capital Management, Inc. (“LMCM”)
100 Light Street
Baltimore, MD 21202

Legg Mason Commercial Real Estate Services, Inc.
100 Light Street
Baltimore, MD 21202

Legg Mason Financial Services, Inc.
100 Light Street
Baltimore, MD 21202

Legg Mason Focus Capital, Inc. (“Focus”)
100 West Lancaster Avenue
Wayne, PA 19087

Legg Mason Fund Adviser, Inc. (“LMFA”)
100 Light Street
Baltimore, MD 21202

Legg Mason Fund Services, Inc. (“LMFS”)
100 Light Street
Baltimore, MD 21202

Legg Mason Funds Management, Inc. (“LMFM”)
100 Light Street
Baltimore, MD 21202

Legg Mason Holdings Limited
155 Bishopsgate
London EC2M 3XG
England

Legg Mason, Inc.
100 Light Street
Baltimore, MD 21202

Legg Mason Merchant Banking, Inc. (“LMMB”)
100 Light Street
Baltimore, MD 21202

Legg Mason Mortgage Capital Corporation
100 Light Street
Baltimore, MD 21202

Legg Mason Properties, Inc.
5955 Carnegie Boulevard
Suite 200
Charlotte, NC 28209

Legg Mason Real Estate Investors, Inc. (“LMREI”)
100 Light Street
Baltimore, MD 21202

Legg Mason Real Estate Securities Advisors, Inc.
100 Light Street
Baltimore, MD 21202

Legg Mason Real Estate Services, Inc. (“LMRES”)
Mellon Bank Center, 12th Floor
1735 Market Street
Philadelphia, PA 19103

Legg Mason Realty Capital, Inc.
100 Light Street

Baltimore, MD 21202

Legg Mason Realty Group, Inc.
Legg Mason Tower, Inc. (“LMTower”)
100 Light Street
Baltimore, MD 21202

Legg Mason Trust, fsb (“LMT”)
100 Light Street
Baltimore, MD 21202

Legg Mason Wood Walker, Incorporated (“LMWW”)
100 Light Street
Baltimore, MD 21202

LM Holdings Limited
20 Regent Street
London SW1Y 4PZ

PCM Holdings, Inc.
8889 Pelican Bay Boulevard, Suite 500
Naples, FL 34108-7512

PCM Holdings II, LLC
8889 Pelican Bay Boulevard, Suite 500
Naples, FL 34108-7512

Western Asset Fund, Inc.
100 Light Street
Baltimore, MD 21202

Western Asset Management Company (“WAM”)
117 East Colorado Boulevard
Pasadena, CA 91105

Western Asset Management Company Limited (“WAMCL”)
155 Bishopsgate
London EC2M 3XG
England

Item 27. Principal Underwriters

(a)	Legg Mason Cash Reserve Trust
Legg Mason Charles Street Trust, Inc.
Legg Mason Focus Trust, Inc.
Legg Mason Global Trust, Inc.
Legg Mason Income Trust, Inc.
Legg Mason Investment Trust, Inc.
Legg Mason Investors Trust, Inc.
Legg Mason Tax-Exempt Trust, Inc.
Legg Mason Tax-Free Income Fund
Legg Mason Special Investment Trust, Inc.
Legg Mason Value Trust, Inc.
Western Asset Funds, Inc.

(b)	The following table sets forth information concerning each director and officer of the Registrant’s principal underwriter, Legg Mason Wood Walker, Incorporated (“LMWW”).

Name and Principal	Positions and Offices	Positions and Offices
Business Address*	with Underwriter – LMWW	with Registrant

Raymond A. Mason	Chairman of the Board and Director	None

James W. Brinkley	Vice Chairman, Chief Executive	None
Officer and Director

Timothy C. Scheve	President and Director	None

Thomas P. Mulroy	Executive Vice President	None
and Director

Robert G. Sabelhaus	Executive Vice President	None
and Director

Richard J. Himelfarb	Senior Executive Vice President	None

Manoochehr Abbaei	Executive Vice President	None

Joseph A. Sullivan	Executive Vice President	None

D. Stuart Bowers	Senior Vice President	None

W. William Brab	Senior Vice President	None

Edwin J. Bradley, Jr.	Senior Vice President	None

Deepak Chowdhury	Senior Vice President	None

Charles J. Daley, Jr.	Senior Vice President, Chief	None
Financial Officer and Treasurer

W. Talbot Daley	Senior Vice President	None

Name and Principal	Positions and Offices	Positions and Offices
Business Address*	with Underwriter – LMWW	with Registrant

Thomas M. Daly, Jr.	Senior Vice President	None

Jeffrey W. Durkee	Senior Vice President	None

Harry M. Ford, Jr.	Senior Vice President	None

Daniel R. Greller	Senior Vice President	None

Thomas E. Hill	Senior Vice President	None
Talbot Town
218 N. Washington Street
Suite 31
Easton, MD 21601

Thomas Hirschmann	Senior Vice President	None

Carl Hohnbaum	Senior Vice President	None
2500 Dominion Tower
625 Liberty Avenue
Pittsburgh, PA 15222

Harold L. Hughes	Senior Vice President	None

David M. Jernigan	Senior Vice President	None

William B. Jones, Jr.	Senior Vice President	None
1747 Pennsylvania Avenue, N.W
Washington, D.C. 20006

Laura L. Lange	Senior Vice President	None

Horace M. Lowman, Jr.	Senior Vice President	None

Ira H. Malis	Senior Vice President	None

Angel Mata, Jr.	Senior Vice President	None

Marvin H. McIntyre	Senior Vice President	None
1747 Pennsylvania Avenue, N.W
Washington, D.C. 20006

Jonathan M. Pearl	Senior Vice President	None

David S. Penn	Senior Vice President	None

Robert F. Price	Senior Vice President	None
and Secretary

Jane Soybelman	Senior Vice President	None

Joseph E. Timmins	Senior Vice President	None

Christopher Wasson	Senior Vice President	None

Name and Principal	Positions and Offices	Positions and Offices
Business Address*	with Underwriter – LMWW	with Registrant

Warren S. Ashenmil	Vice President	None

Paul J. Ayd	Vice President	None

William H. Bass, Jr.	Vice President	None

Stephanie M. Beran	Vice President	None

Nathan S. Betnun	Vice President	None

Scott R. Cousino	Vice President	None

Elisabeth Craig	Vice President	None

Thomas W. Cullen	Vice President	None

Robert J. Dillon	Vice President	None

Brian M. Eakes	Vice President	None

J. Peter Feketie	Vice President	None

James P. Fitzgerald	Vice President	None
225 West Washington Street
Suite 1285
Chicago, IL 60606

Norman C. Frost, Jr.	Vice President	None

Michelle Fuhrman	Vice President	None

Joseph M. Furey	Vice President	None

Francis X. Gallagher, Jr.	Vice President	None

David Gately	Vice President	None

Steven C. Genyk	Vice President	None
1735 Market Street
10th Floor
Philadelphia, PA 19103

Keith E. Getter	Vice President	None

W. Kyle Gore	Vice President	None

Kim M. Hagins	Vice President	None

Patrick G. Hartley	Vice President	None

Kendra Heyde	Vice President	None

Rosalind Hicks	Vice President	None

Name and Principal	Positions and Offices	Positions and Offices
Business Address*	with Underwriter – LMWW	with Registrant

Dale S. Hoffman	Vice President	None

Timothy A. Jackson	Vice President	None
147 South Cherry Street
Suite 100
Winston-Salem, NC 27120

Richard A. Jacobs	Vice President	None

Francis J. Jamison, Jr.	Vice President	None

Elizabeth A. Kane	Vice President	None

Robert H. Kennedy	Vice President	None
5955 Carnegie Boulevard
Suite 200
Charlotte, NC 28209

Patricia Lattin	Vice President	None

Henry Lederer	Vice President	None

Donna Maher	Vice President	None

Jeffrey R. Manning	Vice President	None

John Martinez	Vice President	None

Richard Marvin	Vice President	None
147 South Cherry Street
Suite 100
Winston-Salem, NC 27120

Theresa McGuire	Vice President and Controller	None

Michael P. McMahan	Vice President	None

Julia A. McNeal	Vice President	None

Thomas C. Merchant	Vice President and	None
Assistant Secretary

Mark C. Micklem	Vice President	None

Martin F. Mitchell	Vice President	None

Deanna S. Mojarrad	Vice President	None

Ross Moring	Vice President	None

Robert Moy	Vice President	None

Neil P. O’Callaghan	Vice President	None

Name and Principal	Positions and Offices	Positions and Offices
Business Address*	with Underwriter – LMWW	with Registrant

David J. O’Malley	Vice President	None

Ann O’Shea	Vice President	None

Robert E. Patterson	Vice President and General Counsel	None

Thomas K. Peltier	Vice President	None

Gerard F. Petrik, Jr.	Vice President	None

James H. Redd	Vice President	None

Thomas E. Robinson	Vice President	None

Theresa M. Romano	Vice President	None

James A. Rowan	Vice President	None

B. Andrew Schmucker	Vice President	None
1735 Market Street
Philadelphia, PA 19103

Robert W. Schnakenberg	Vice President	None

Robert C. Servas	Vice President	None
225 West Washington Street
Suite 1285
Chicago, IL 60606

Alexsander M. Stewart	Vice President	None

Joyce Ulrich	Vice President	None

Sheila M. Vidmar	Vice President	None

Barbara Weaver	Vice President	None
Energy Centre
1100 Poydras Street
Suite 1900
New Orleans, LA 70163

W. Matthew Zuga	Vice President	None

*	All addresses are 100 Light Street, Baltimore, Maryland 21202, unless otherwise indicated.

(c)	The Registrant has no principal underwriter, which is not an affiliated person of the Registrant or an affiliated person of such an affiliated person.

Item 28. Location of Accounts and Records

State Street Bank and Trust Company	and	Legg Mason Fund Adviser, Inc.
P. O. Box 1713		100 Light Street
Boston, Massachusetts 02105		Baltimore, Maryland 21202

Item 29. Management Services – None

Item 30. Undertakings — None

SIGNATURE PAGE

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Legg Mason Light Street Trust, Inc., certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 11 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Baltimore and State of Maryland on the 19th day of February, 2004.

LEGG MASON LIGHT STREET TRUST, INC.

By:	/s/ Mark R. Fetting

Mark R. Fetting
President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ John F. Curley, Jr.* John F. Curley, Jr.	Chairman and Director	February 19, 2004

/s/ Mark R. Fetting Mark R. Fetting	President (Principal Executive Officer) and Director	February 19, 2004

/s/ Arnold L. Lehman* Arnold L. Lehman	Director	February 19, 2004

/s/ Robin J.W. Masters* Robin J.W. Masters	Director	February 19, 2004

/s/ Jill E. McGovern* Jill E. McGovern	Director	February 19, 2004

/s/ Arthur S. Mehlman* Arthur S. Mehlman	Director	February 19, 2004

/s/ G. Peter O’Brien* G. Peter O’Brien	Director	February 19, 2004

/s/ S. Ford Rowan* S. Ford Rowan	Director	February 19, 2004

/s/ Marie K. Karpinski Marie K. Karpinski	Vice President and Treasurer (Principal Financial and Accounting Officer)	February 19, 2004

*	Signatures affixed by Gregory T. Merz pursuant to a Power of Attorney dated February 12, 2004, a copy of which is filed herewith.

POWER OF ATTORNEY

I, the undersigned Director/Trustee of one or more of the following investment companies (as set forth in the companies’ Registration Statements on Form N-1A):

LEGG MASON CASH RESERVE TRUST	LEGG MASON VALUE TRUST, INC.
LEGG MASON INCOME TRUST, INC	LEGG MASON CHARLES STREET TRUST, INC.
LEGG MASON GLOBAL TRUST, INC	LEGG MASON SPECIAL INVESTMENT TRUST, INC.
LEGG MASON TAX-EXEMPT TRUST, INC	LEGG MASON INVESTORS TRUST, INC.
LEGG MASON TAX-FREE INCOME FUND	LEGG MASON LIGHT STREET TRUST, INC.
LEGG MASON FOCUS TRUST, INC	LEGG MASON INVESTMENT TRUST, INC.

plus any other investment company for which Legg Mason Fund Adviser, Inc. or an affiliate thereof acts as investment adviser or manager and for which the undersigned individual serves as Director/Trustee hereby severally constitute and appoint each of MARK R. FETTING, MARIE K. KARPINSKI, RICHARD A. WACHTERMAN, GREGORY T. MERZ, ARTHUR J. BROWN and ARTHUR C. DELIBERT my true and lawful attorney-in-fact, with full power of substitution, and each with full power to sign for me and in my name in the appropriate capacity and only for those companies described above for which I serve as Director/Trustee, any Registration Statements on Form N-1A, all Pre-Effective Amendments to any Registration Statements of the Funds, any and all Post-Effective Amendments to said Registration Statements, and any and all supplements or other instruments in connection therewith, to file the same with the Securities and Exchange Commission and the securities regulators of appropriate states and territories, and generally to do all such things in my name and behalf in connection therewith as said attorney-in-fact deems necessary or appropriate to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, all related requirements of the Securities and Exchange Commission and all requirements of appropriate states and territories. I hereby ratify and confirm all that said attorney-in-fact or their substitutes may do or cause to be done by virtue hereof.

WITNESS my hand on the date set forth below.

SIGNATURE	DATE

/s/ John F. Curley, Jr.	February 12, 2004

John F. Curley, Jr.

/s/ Mark R. Fetting	February 12, 2004

Mark R. Fetting

/s/ Arnold L. Lehman	February 12, 2004

Arnold L. Lehman

/s/ Robin J.W. Masters	February 12, 2004

Robin J.W. Masters

/s/ Jill E. McGovern	February 12, 2004

Jill E. McGovern

/s/ Arthur S. Mehlman	February 12, 2004

Arthur S. Mehlman

SIGNATURE	DATE

/s/ Jennifer W. Murphy	February 12, 2004

Jennifer W. Murphy

/s/ G. Peter O’Brien	February 12, 2004

G. Peter O’Brien

/s/ S. Ford Rowan	February 12, 2004

S. Ford Rowan

Legg Mason Light Street Trust, Inc.

Post-Effective Amendment No. 11

Exhibits

Exhibit (d)(iii)	Fee Waiver Agreement

Exhibit (i)	Opinion of Counsel

Exhibit (j)	Consent of Independent Accountants

Exhibit (n)	Amendment to Multiple Class Plan Pursuant to Rule 18f-3

Exhibit (p)(ii)	Code of Ethics for the investment adviser